   As filed with the Securities and Exchange Commission on November 30, 1999

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                              ___________________

                                   FORM N-1A

     PRE-EFFECTIVE AMENDMENT NO. 2 TO THE REGISTRATION STATEMENT UNDER THE
                            SECURITIES ACT OF 1933

                          REGISTRATION NO. 333-87521

                                      and

     PRE-EFFECTIVE AMENDMENT NO. 2 TO THE REGISTRATION STATEMENT UNDER THE
                        INVESTMENT COMPANY ACT OF 1940
                          REGISTRATION NO. 811-09589

                            RREEF SECURITIES TRUST

                              875 N. Michigan Ave
                                  41st Floor
                              Chicago, IL  60611
                                (312) 266-9300
                              Fax: (312) 266-9925

Agent For Service:          Arthur Don, Esq.
                            D'Ancona & Pflaum LLC
                            111 East Wacker Drive, Suite 2800
                            Chicago IL 60601
                            (312) 602-2048
                            Fax: (312) 602-3048

       Title of Securities Being Registered: Shares of Beneficial Interest

-------------------------------------------------------------------------------

               [X] Approximate date of Proposed Public Offering:
                       As soon as practicable after the
                       effective date of this Registration Statement

-------------------------------------------------------------------------------

  Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission acting pursuant to said Section 8(a) may determine.

                                 [RREEF LOGO]



                      RREEF RREAL ESTATE SECURITIES FUND



                             A No-Load Mutual Fund



                               PROSPECTUS DATED

                               December 1, 1999



The Securities and Exchange Commission has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                               TABLE OF CONTENTS

AN OVERVIEW OF THE FUND............................................................................  1
     WHAT IS THE FUND'S INVESTMENT OBJECTIVE?......................................................  1
     WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGIES
     AND PRINCIPAL RISKS?..........................................................................  1
     WHO MAY WANT TO INVEST IN THE FUND?...........................................................  2
     WHO MAY NOT WANT TO INVEST IN THE FUND?.......................................................  2
     FEES AND EXPENSES.............................................................................  3
     EXAMPLE.......................................................................................  3
INFORMATION ABOUT THE FUND.........................................................................  4
     WHAT IS THE FUND'S INVESTMENT OBJECTIVE?......................................................  4
     HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?............................................  4
     WHAT IS A REIT?...............................................................................  5
     WHAT ARE THE PRIMARY RISKS OF INVESTING IN THE FUND?..........................................  5
     OTHER INVESTMENT MATTERS......................................................................  6
     THE YEAR 2000 COMPUTER PROBLEM................................................................  6
MANAGEMENT.........................................................................................  7
     WHO MANAGES THE FUND?.........................................................................  7
     THE BOARD OF TRUSTEES.........................................................................  7
     THE INVESTMENT ADVISER........................................................................  7
     THE INVESTMENT ADVISER'S PAST PERFORMANCE WITH A SIMILAR FUND.................................  8
     THE FUND MANAGEMENT TEAM......................................................................  9
     CUSTODIAN.....................................................................................  9
     TRANSFER AGENT................................................................................  9
     DISTRIBUTOR...................................................................................  9
SHAREHOLDER INFORMATION............................................................................ 10
     BUYING AND SELLING SHARES..................................................................... 10
       Opening an Account and Making the Initial Purchase of Shares................................ 10
       Buying More Shares.......................................................................... 11
       Making Automatic Investments................................................................ 11
       When Your Purchase Is Processed............................................................. 11
       Selling Your Shares (Redemptions)........................................................... 11
       You May Sell Your Shares.................................................................... 11
       Redemption of Shares in Low-Balance Accounts................................................ 12
       Abusive Trading Practices................................................................... 12
       Special Requirements for Large Redemptions.................................................. 12
       Investing Through Financial Intermediaries.................................................. 12
     OTHER PURCHASE AND REDEMPTION POLICIES........................................................ 13
       Good Order.................................................................................. 13
       Telephone Transactions...................................................................... 13
       Signature Guarantees........................................................................ 13
SHARE PRICE AND DISTRIBUTIONS...................................................................... 14
     SHARE PRICE................................................................................... 14
     DISTRIBUTIONS................................................................................. 14
TAXES.............................................................................................. 15
     TAX-DEFERRED ACCOUNTS......................................................................... 15
     TAXABLE ACCOUNTS.............................................................................. 15
     TAXABILITY OF DISTRIBUTIONS................................................................... 15
     TAXES ON DISTRIBUTIONS........................................................................ 16
     BUYING A DIVIDEND............................................................................. 16
     TAXES ON TRANSACTIONS......................................................................... 17
MORE INFORMATION ABOUT THE FUND.................................................................... 18

                      RREEF RREAL ESTATE SECURITIES FUND

                            AN OVERVIEW OF THE FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The investment objective of the RREEF RReal Estate Securities Fund (the "Fund") is long-term capital appreciation and current income.

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGIES
AND PRINCIPAL RISKS?


The Fund invests primarily in real estate securities. These securities include shares of real estate investment trusts (REITs) and companies engaged in the real estate industry. The Adviser looks for real estate securities it believes will provide superior returns to the Fund, focusing on companies with the potential for stock price appreciation and a record of paying dividends.

Loss of money is a risk of investing in the Fund. An investment in the Fund is also subject to market risk. The market value of securities in the Fund's portfolio will fluctuate, both because of general market conditions and because of the traditionally cyclical nature of the financial markets. In addition, the value of the Fund's portfolio will vary with the success or failure of the issuers of the securities the Fund holds. Finally, because the Fund concentrates its investments in real estate securities, it is subject to greater risks and market fluctuations than funds investing in a broader range of industries.

An investment in the RREEF Rreal Estate Securities Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

WHO MAY WANT TO INVEST IN THE FUND?

The Fund may be a good investment if you are:

     . Seeking long-term capital growth and current income from your investment.
     . Seeking diversification of your investment portfolio through an investment in real estate securities.
     . Comfortable with the risks associated with investing in real estate securities.
     .  Comfortable with the Fund's short-term price volatility.
     .  Investing through an IRA or other tax-advantaged retirement plan.

WHO MAY NOT WANT TO INVEST IN THE FUND?

The Fund may not be a good investment if you are:

     .  Investing for a short period of time.
     . Uncomfortable with the risks associated with investments in real estate. . Uncomfortable with short-term volatility in the value of your investment.

FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is a true "no-load" fund, meaning you do not pay sales charges or incur a 12b-1 distribution fee.

------------------------------------------------------------------------------

              RREEF RReal Estate Securities Fund Shareholder Fees
                   (Fees Paid Directly from Your Investment)
-------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on  Purchases                       None
-------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)                                    None
-------------------------------------------------------------------------------
Maximum Sales Charge (Load) You Pay on Reinvested Dividends             None
-------------------------------------------------------------------------------
Redemption Fees*                                                        None
-------------------------------------------------------------------------------
Exchange Fees                                                           None
-------------------------------------------------------------------------------
Wire Transfer Fees                                                      None
-------------------------------------------------------------------------------

                        Annual Fund Operating Expenses
              (Expenses That Are Deducted from the Fund's Assets)
-------------------------------------------------------------------------------
Management Fee**                                                        1.00%
-------------------------------------------------------------------------------

Distribution (12b-1) fees                                                 0
-------------------------------------------------------------------------------
Other Expenses***                                                         0
-------------------------------------------------------------------------------
Total Fund Operating Expenses                                           1.00%
-------------------------------------------------------------------------------


* There is a $10.00 fee for wire redemptions and a $12.50 fee for redemptions from an IRA account.

** Out of the management fee, the Adviser pays all expenses of managing and operating the Fund except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses. A portion of the management fee may be paid by the Adviser to unaffiliated third parties who provide recordkeeping and administrative services.

*** Other expenses, which include the fees and expenses of the independent trustees, are expected to be less than 0.005%.

EXAMPLE

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, your costs would be:


          ------------------------------------------------
                1 year                      3 years
          ------------------------------------------------

                $102                        $318
          ------------------------------------------------

                          INFORMATION ABOUT THE FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund seeks long-term capital appreciation and current income.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

The Fund's investment objective is non-fundamental and may be changed without shareholder approval. The Fund invests primarily in equity securities issued by real estate investment trusts (REITs) and companies engaged in the real estate industry. Equity securities include common stock, preferred stock and securities convertible into common stock. The Fund managers look for real estate securities they believe will provide superior returns to the Fund. The Adviser attempts to focus the Fund's investments on real estate companies and REITs with the potential for stock price appreciation and a record of paying dividends.


To find these issuers, the Fund managers track economic conditions and real estate market performance in major metropolitan areas and analyze performance of various property types within those regions. To perform this analysis, they use information from a nationwide network of real estate professionals to evaluate the holdings of real estate companies and REITs in which the Fund may invest. Their analysis also includes the companies' management structure, financial structure and business strategy. The goal of these analyses is to determine which of the issuers the Fund managers believe will be the most profitable to the Fund. The Fund managers also consider the effect of the real estate securities markets in general when making investment decisions.

The Fund managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep at least 80% of the Fund's assets invested in equity securities of REITs or real estate companies. A company is considered to be a real estate company if, in the opinion of the Adviser, at least 50% of its revenues or 50% of the market value of its assets at the time its securities are purchased by the Fund are attributed to the ownership, construction, management or sale of real estate.

The Fund may employ other investment techniques that are not principal investment strategies but could impact the Fund's performance. When the Fund managers believe that it is prudent, the Fund may invest a portion of its assets in other types of securities. These securities may include convertible securities, short-term securities, bonds, notes, securities of companies not principally engaged in the real estate industry, non-leveraged stock index futures contracts and other similar securities. Stock index futures contracts, a type of derivative security, can help the Fund's cash assets remain liquid while performing more like stocks. The Fund has a policy governing stock index futures which prohibits leverage of the Fund's assets by investing in a derivative security. For example, the Fund managers cannot invest in a derivative security if it would be possible for the Fund to lose more money than it invested. A complete description of the derivatives policy is included in the Statement of Additional Information.

Additional information about the Fund's investments will be available in the Annual and Semiannual Reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the most recent fiscal period. You may get these reports at no cost by calling the Fund at 1-888-897-8480.

WHAT IS A REIT?

A real estate investment trust, or REIT, invests primarily in income-producing real estate or makes loans to persons involved in the real estate industry.

Some REITs, called equity REITs, buy real estate and pay investors income from the rents received from the real estate owned by the REIT and from any profits on the sale of its properties. Other REITs, called mortgage REITs, lend money to building developers and other real estate companies and pay investors income from the interest paid on those loans. There are also hybrid REITs which engage in both owning real estate and making loans.

If a REIT meets certain requirements, it is not taxed on the income it distributes to its investors.

Based on its recent practices, the Adviser expects that the Fund's assets will be invested primarily in equity REITs. In changing market conditions, the Fund may invest in other types of REITs.

WHAT ARE THE PRIMARY RISKS OF INVESTING IN THE FUND?

The value of the Fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities the Fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

As with all funds, at any given time the value of your shares of the Fund may be worth more or less than the price you paid. If you sell your shares when the value is less than the price you paid, you will lose money.

The three principal risks of investing in the Fund are market risk, concentrated portfolio risk, and company risk.

 . Market Risk The market value of the shares of common stock in the Fund's portfolio can change rapidly and unpredictably in response to political or economic events having little or nothing to do with the issuer. In addition, market performance tends to be cyclical, and certain investment styles may be in or out of favor. If the market does not favor the Fund's style, the Fund's gains may be smaller or its losses greater than those of equity funds with different styles.

 . Concentrated Portfolio The Fund concentrates its investments in real estate securities. A fund with a concentrated portfolio is vulnerable to the risks of the industry in which it invests. Real estate securities are susceptible to the risks associated with direct ownership of real estate, such as . declines in property values;
   . increases in property taxes, operating expenses, interest rates, or competition;
   .  overbuilding;
   .  zoning changes; and
   .  losses from casualty or condemnation.

 . Company Risk The price of a common stock will vary with the success and failure of its issuer. The Fund is classified as a "non-diversified" investment company, which means that the fund may invest up to 25% of the market value of the Fund's total assets in each of two issuers. Therefore, the success of the companies in which the Fund invests will determine to a large degree the Fund's performance.

Under adverse market conditions, or other extraordinary economic or market conditions, the Fund may take a temporary defensive position and invest in liquid reserves, such as money market instruments, certificates of deposit, commercial paper, short-term corporate debt securities, variable rate demand notes, government securities, and repurchase agreements. Taking a temporary defensive position is not required and may be impossible because of market conditions. It also might prevent the Fund from achieving its investment objective.

OTHER INVESTMENT MATTERS

Fundamental and Non-Fundamental Policies. The fundamental investment restrictions set forth in the Statement of Additional Information cannot be changed without a vote of the shareholders. None of these fundamental policies is a principal strategy of the Fund. The investment objective and all other investment policies of the Fund are not fundamental and may be changed without shareholder approval. In the event the Fund's investment objective were changed, the new objective could differ from the objective the shareholder considered appropriate at the time of making the decision to invest in the Fund. The Board of Trustees may change any of the Fund's other policies and investment strategies, including the Fund's investment objectives.

Portfolio Turnover. The Fund may realize some short-term gains or losses if the Adviser chooses to sell a security because it believes that one or more of the following is true
  . a security is not fulfilling its investment purpose, . a security has reached its optimum valuation, or . a particular company or general economic conditions have changed.

The higher the turnover rate, the more brokerage commissions the Fund will pay, which may adversely affect performance. Higher turnover may also result in increased distributions of taxable capital gains.


THE YEAR 2000 COMPUTER PROBLEM

The Adviser and third parties providing investment advisory, administrative, transfer agent, custodial and other services utilize systems that may be affected by Year 2000 transition issues. Many computer software systems in use today cannot distinguish the year 2000 from the year 1900 because of the way dates are encoded and calculated. Difficulties with Year 2000 issues could have a negative impact on handling securities trades, payments of interest and dividends, pricing, and account services. Although there can be no assurance that there will be no adverse impact on the Fund, the service providers have advised the Fund that they have been actively working on necessary changes to their computer systems to prepare for the Year 2000 and expect that their systems, and those of parties they deal with, will be adapted in time for these events. In addition, there can be no assurance that the issuers of securities that the Fund owns will not experience difficulties with Year 2000 issues which may negatively affect the market value of those securities.

                                  MANAGEMENT

WHO MANAGES THE FUND?

A number of entities provide services to the Fund. This section shows how the Fund is organized, the entities that perform these services, and how these entities are compensated. Additional information on the organization of the Fund is provided in the RREEF RReal Estate Securities Fund Statement of Additional Information. For information on how to receive this document, see the back cover of the Prospectus.

THE BOARD OF TRUSTEES

The Board of Trustees oversees the management of the Fund and meets at least quarterly to review reports about Fund operations. Although the Board of Trustees does not manage the Fund, it has hired RREEF America L.L.C. (the "Adviser") to do so. A majority of the trustees are independent of the Fund's Adviser (they are not employed by and have no financial interest in the Adviser).

THE INVESTMENT ADVISER

The Adviser is located at 875 North Michigan Avenue, 41st Floor, Chicago, Illinois 60611.

The Adviser is responsible for managing the investment portfolios of the Fund and directing the purchase and sale of its investment securities. The Adviser also arranges for transfer agency, custody and all other services necessary for the Fund to operate.

For the services it provides to the Fund, the Adviser receives a unified management fee of 1.00% of the average net assets of the shares of the Fund. The amount of the management fee is calculated on a daily basis and paid monthly.

The Statement of Additional Information contains detailed information about the calculation of the management fee. Out of that fee, the Adviser pays all expenses of managing and operating the Fund except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses. A portion of the management fee may be paid by the Adviser to unaffiliated third parties who provide recordkeeping and administrative services.

THE INVESTMENT ADVISER'S PAST PERFORMANCE WITH A SIMILAR FUND

The Adviser manages the investment program of the mutual fund now known as the RREEF Rreal Estate Securities Fund a portfolio of the RREEF Securities Trust, and is primarily responsible for the day-to-day management of the Fund's portfolio. Previously, the Adviser was the sole investment manager of a similar mutual fund which was known as the RREEF Real Estate Securities Fund, a portfolio of RREEF Securities, Inc., from its inception on September 21, 1995 through June 13, 1997. In 1997, this RREEF Real Estate Securities Fund merged with and into American Century Capital Portfolios, Inc.'s Real Estate Fund (the "American Century fund)". The American Century fund continues to be managed by the Adviser, as investment subadviser, and has been managed by the Adviser since its inception on June 13, 1997. At October 31, 1999 that fund had $134.4 million in net assets. As subadviser to the American Century Real Estate Fund, the Adviser has full discretionary authority over the selection of investments. The Adviser will be managing the RREEF RReal Estate Securities Fund with the same investment objective and principal investment strategy as the American Century fund. Calendar Year and Average Annual Total Returns of the American Century fund, under the investment management of the Adviser, are listed below:

                             [GRAPH APPEARS HERE]

                               1996       40.81%
                               1997       25.21%
                               1998       18.21%

                       American Century Real Estate Fund
                          Calendar Year Total Returns
                     (As of December 31 of Each Year)


        Best Quarter                   4th Quarter 1996       19.92%
        Worst Quarter                  3rd Quarter 1998      (13.35%)

        Return For The Fiscal Quarter
        Ended September 30, 1999 was
        (Not Annualized)                                      (2.75%)

---------------------------------------------------------------------------
Average Annual Total Returns
(for the periods ending December      Past 1 Year         Life of Fund
31, 1998)

---------------------------------------------------------------------------
American Century Real Estate Fund      (18.10)%              13.54%

---------------------------------------------------------------------------
Wilshire REIT Index *                  (16.96)%              11.32%

---------------------------------------------------------------------------

 * The Wilshire REIT Index is a market cap index of equity securities issued by equity real estate investment trusts (REITs) and real estate operating companies (REDOCs). An investor cannot invest directly in an index.

The American Century Real Estate Fund is a separate fund and its historical performance is not indicative of the potential performance of the Fund. The "Life of Fund" index figure includes returns from September 30, 1995. Past performance is not a guarantee of future results. Share prices and investment returns will fluctuate reflecting market conditions.

THE FUND MANAGEMENT TEAM

The Fund's portfolio is managed by the Adviser through a management team led by two portfolio managers.

Kim G. Redding

Mr. Redding, Portfolio Manager, is a Senior Vice President and Principal of RREEF America L.L.C. From 1990 to 1993, he was a principal in K.G. Redding & Associates, an investment adviser, and was previously the President of Redding, Melchor & Company, an investment adviser. He has been managing portfolios of real estate securities since 1987.

Karen J. Knudson

Ms. Knudson, Portfolio Manager, is a Senior Vice President and Principal of RREEF America L.L.C. Prior to joining RREEF, she was a Senior Vice President and Chief Financial Officer for Security Capital Group, an investment adviser. She has more than 16 years of real estate investment experience, specializing in REITS.

CUSTODIAN

UMB Bank, N.A.
928 Grand Boulevard, 10th floor
Kansas City, Missouri  64106

TRANSFER AGENT AND ADMINISTRATOR

Sunstone Financial Group, Inc.
207 East Buffalo Street, Suite 400
Milwaukee, Wisconsin  53202

DISTRIBUTOR

Sunstone Distribution Services, LLC
207 East Buffalo Street, Suite 400
Milwaukee, Wisconsin  53202

                            SHAREHOLDER INFORMATION

This section describes how you may buy, sell and exchange shares in the RREEF RReal Estate Securities Fund, how an investment in the Fund is valued, how money is earned on an investment and how those earnings are taxed by the government.

BUYING AND SELLING SHARES

Subject to a minimum initial investment of $10,000.00 ($1,000.00 for tax sheltered accounts such as IRAs and similar accounts) and minimum subsequent investments of $1,000.00, you may invest any amount you choose, as often as you want.

Opening an Account and Making the Initial Purchase of Shares

You may open an account and purchase shares of the Fund by completing and signing an investment application form. Mail it, together with a check (subject to the minimum amounts) made payable to RREEF RReal Estate Securities Fund, to the Transfer Agent at:

By Mail

   RREEF RReal Estate Securities Fund
   c/o Sunstone Financial Group, Inc.
   P.O. Box 1147
   Milwaukee, WI 53201-1147

By Overnight Courier

   RREEF RReal Estate Securities Fund
   c/o Sunstone Financial Group, Inc.
   207 East Buffalo Street, Suite 315
   Milwaukee, WI 53202-5712

If your check does not clear, you will be charged $20.00 and will be responsible for any loss incurred. If you are already a shareholder, the Fund can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred. You may be prohibited or restricted from making future purchases in the Fund.

By Wire

   You may purchase shares of the Fund by wiring federal funds from your bank. If money is to be wired, you must call Sunstone Financial Group, Inc., the Fund's Transfer Agent, at 1-888-897-8480 to set up a new account. Once you have been issued an account number by the Transfer Agent, you must contact your bank to place your wire order. You will need to provide your bank with the following information:

   UMB Bank, N.A.                              Account Name
   ABA # 10100695                              (write in shareholder name)
   Attn: RREEF RReal Estate Securities Fund    Shareholder Account #
   Account #                                   (write in account #)

You must mail a signed application to the Transfer Agent at the above address in order to complete your initial wire purchase. Any delays which may occur in wiring money, including delays which may occur in processing by the bank, are not the responsibility of the Fund or the Transfer Agent. Your bank may also change you a fee for wiring funds. A wire purchase will not be considered made until the wired money is received and the purchase is accepted.

You should contact the Transfer Agent for the procedure to open an IRA, Roth IRA, or SEP plan, as well as more specific information regarding these retirement plan options. Consultation with an attorney or tax advisor regarding these plans is advisable. Custodial fees for tax sheltered accounts will be paid by the shareholder by redemption of sufficient shares of the Fund from the account unless the fees are paid directly to the custodian. You can obtain information about the custodial fees from the Transfer Agent.

Buying More Shares


You may purchase additional shares of the Fund at any time (minimum of $1,000.00) by mail or wire. Each additional purchase request must contain your account registration and your account number(s). Checks should be made payable RREEF RReal Estate Securities Fund and should be sent to the Transfer Agent's address. A bank wire should be sent as indicated in "By Wire."

Making Automatic Investments

You may arrange to make additional investments ($1,000.00 minimum) automatically via transfers from your checking account. You may choose to have the withdrawals made on the 5th, 10th, 15th, 20th, 25th or last day of each month. You must complete the optional automatic investment plan section of the investment application and provide the Transfer Agent with a voided check to institute this option. You may terminate this automatic investment program at any time in writing or by calling the Transfer Agent at 1-888-897-8480. The Fund may modify or terminate the plan at any time.

When Your Purchase Is Processed


Your purchase of shares of the Fund will be effected at the next share price calculated after the close of business on the day your investment is received by the Transfer Agent. See also "Other Purchases and Redemption Policies" on page 13.

The Fund does not issue share certificates. All shares are held in non-certificated form registered on the books of the Fund and the Fund's Transfer Agent for the account of the shareholder. The Fund reserves the right to limit the amount of purchases and to refuse to sell to any person.

Selling Your Shares (Redemptions)


You may sell, or redeem, your Fund shares at any time. The minimum redemption amount allowed is $10,000 and the maximum redemption allowed without a signature guarantee is $50,000. The price you receive will be the next net asset value calculated after the Funds receive your request in good order.

There is no charge to redeem shares except if you redeem by wire ($10.00) or if you redeem from an IRA account ($15.00) (detailed in your IRA Disclosure Statement & Custodial Account Agreement) to cover tax reporting. The Fund may withhold taxes on IRA redemptions to meet federal law requirements.

You May Sell Your Shares

     By Mail or Courier

     Send the Fund your unconditional written request with:

 .    the number of shares or dollar amount to be redeemed;

 .    the name(s) on the account registration;

 .    the account number;

 .    signature -- exactly as it appears in the account registration; and

 .    documentation required for corporate, partnership or fiduciary accounts.
     Call 1-888-897-8480 for details.

     If you are redeeming from an IRA, please tell us the proper tax withholding on your redemption request. If you do not make your selection on your IRA Application, we will automatically withhold 10% of your redemption proceeds.

     You will need a signature guarantee if:

 .    the amount to be redeemed is more than $50,000;

 .    the proceeds are to be sent to someone other than the shareholders of record or to somewhere other than the address of record; or

 .    the request is made within 30 days of an address change.

     See "signature guarantees," under "Other Purchase and Redemption Policies" on page 14.

     By Mail

          RREEF RReal Estate Securities Fund
          P.O. Box 1147
          Milwaukee, WI 53201-1147

     By Overnight Courier

          RREEF RReal Estate Securities Fund
          207 East Buffalo Street, Suite 315
          Milwaukee, WI 53202-5712

     By Telephone

 .    If you did not waive this privilege on your New Account Application, you may call the Fund at 1-888-897-8480 to redeem share amounts of $10,000 to $50,000. You must request all redemptions exceeding $50,000 in writing with all signatures guaranteed.

 .    The Funds will mail proceeds to your address of record or send by wire to the bank account listed in your records.

 .    The Fund reserves the right to refuse a telephone redemption request and does not accept redemption requests via fax.

Redemption of Shares in Low-Balance Accounts

If your balance or the balance of your financial intermediary, if applicable, falls below the minimum investment requirements due to redemptions, we will notify you and give you 90 days to meet the minimum. If you do not meet the deadline, the Fund will redeem the shares in the account and send the proceeds to your address of record.

Abusive Trading Practices

The Fund does not permit market timing or other abusive trading practices. Excessive, short-term (market-timing) or other abusive trading practices may disrupt portfolio management strategies and harm performance of the Fund. To minimize harm to the Fund and its shareholders, we reserve the right to reject any purchase order from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to the Fund.
In making this judgment, we may consider trading done in multiple accounts under common ownership or control. We also reserve the right to delay delivery of your redemption proceeds (up to seven days) or to honor certain redemptions with securities, rather than cash, as described in the next section.

Special Requirements for Large Redemptions

If, during any 90-day period, you redeem Fund shares worth more than $250,000 (or 1% of the assets of the Fund if that percentage is less than this amount), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of cash. If we make payment in securities, we will value the securities selected by the Fund managers in the same manner as we do in computing the Fund's net asset value. We may provide these securities in lieu of cash without prior notice.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the Fund and its remaining shareholders.

Investing Through Financial Intermediaries

If you do business with us through a financial intermediary or a retirement plan, your ability to purchase, exchange and redeem shares will depend on the policies of that entity. Some policy differences may include:

 .    Minimum investment requirements;

 .    Fund choices; and

 .    Cut-off time for investments.

Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the Fund's Annual Report and Statement of Additional Information are available from your intermediary or plan sponsor.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by the Transfer Agent. In some circumstances, the Fund will pay the service provider a fee for performing those services.

Although transactions in Fund shares may be made directly with the Fund at no charge, you also may purchase, redeem and exchange Fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with the Fund.

The Fund has contracts with certain financial intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. The Fund has authorized those intermediaries to accept orders on its behalf up to the time at which the net asset value is determined. If those orders are transmitted to the Fund and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary on the Fund's behalf.

Financial intermediaries include banks, broker-dealers, insurance companies and investment advisers.

OTHER PURCHASE AND REDEMPTION POLICIES

Good Order

The Fund must receive your request to buy or sell shares in good order. The request must include:

     .    Your account number;
     .    The number or dollar amount of shares you want to buy or sell;
     .    Signatures of all owners, exactly as registered on the account;

     .    Signature guarantees for redemption requests over $50,000; and
     . Any documentation required for redemptions by estates, trusts and other organizations.

Telephone Transactions

Unless you waive telephone privileges on your new account application, you automatically have the privilege to make telephone inquiries, exchanges and redemptions. Once your account is established, you must make requests to change these privileges in writing, signed by each registered holder of the account, with all signatures guaranteed. A notary public is not an acceptable guarantor.

The Fund, the Adviser, the Transfer Agent and the Custodian will take reasonable measures to prevent unauthorized telephone transactions and will not be liable for such transactions. The Fund reserves the right to refuse a telephone transaction.

The Funds may delay payment for up to 10 days after receiving a redemption request, to allow checks used to purchase Fund shares to clear.

If the dollar amount you request to be redeemed is less than the current account value (as determined by the NAV on the redemption date), the Fund will redeem your entire account balance.

During times of extreme market activity it is possible that shareholders may have some difficulty in contacting the Fund by telephone. You may mail your redemption requests as described previously. The Fund may also suspend redemptions if the New York Stock Exchange closes, or for other emergencies.

Signature Guarantees

Generally, whenever you change your account privileges, your bank information, or your registration information, you need signature guarantees for each registered holder. You also need signature guarantees when proceeds from redemption requests are to be sent to someone other than the shareholders of record or to somewhere other than the address of record, or if a redemption request is made within 30 days of an address change. These guarantee requirements help protect you from fraud. You can have signatures guaranteed by a U.S. commercial bank or trust company, a member of the National Association of Securities Dealers, Inc., or other eligible institutions. A notary public is not acceptable.

                         SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

The Administrator determines the Net Asset Value ("NAV") of the Fund as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern Time) on each day the Exchange is open. On days when the Exchange is not open (including certain U.S. holidays), the Administrator does not calculate the NAV. The NAV of a Fund share is the current value of the Fund's assets, minus any liabilities, divided by the number of Fund shares outstanding.

If current market prices of securities owned by the Fund are not readily available, the Adviser may determine their fair value in accordance with procedures adopted by the Fund's Board of Trustees. Therefore, the value of the Fund's portfolio may be affected on days when you cannot purchase or redeem shares of the Fund.

We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in good order.

DISTRIBUTIONS

Federal tax law requires the Fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means that the Fund itself will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received, as well as capital gains realized on the sale of investment securities.

The Fund pays distributions of substantially all of its income quarterly. Distributions from realized capital gains are paid annually, usually in December. The Fund may make more frequent distributions if necessary to comply with Internal Revenue Code provisions. Distributions are reinvested automatically in additional shares unless you choose another option.

You will participate in Fund distributions when they are declared, starting on the day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distribution received with your redemption proceeds.

Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For shareholders investing through taxable accounts, we will reinvest distributions unless you elect to receive them in cash.

                                     TAXES

The tax consequences of owning shares of the Fund will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the Fund of dividend and interest income it has received or capital gains it has generated through its investment activities. Tax consequences also result from sales of Fund shares by investors after the net asset value has increased or decreased.

TAX-DEFERRED ACCOUNTS

If you purchase Fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation, but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through an employer-sponsored retirement or savings plan, or through an IRA, please consult your plan administrator, your summary plan description or a professional tax advisor.

TAXABLE ACCOUNTS

If you own Fund shares through a taxable account, distributions by the Fund and sales by you of Fund shares may cause you to be taxed.

TAXABILITY OF DISTRIBUTIONS

Fund distributions may consist of income earned by the Fund from sources such as dividends and interest, or capital gains generated from the sale of Fund investments. Distributions of income are taxed as ordinary income. Distributions of capital gains are classified either as short-term (gains on Fund shares held for 12 months or less), long-term (gains on Fund shares held for more than 12 months), or unrecaptured Section 1250 capital gains and are taxed as follows:

---------------------------------------------------------------------------------------------
     Type of Distribution       Tax Rate for 15% Bracket        Tax Rate for 28% Bracket or
                                                                           Above
---------------------------------------------------------------------------------------------
Short-Term Capital Gains          Ordinary income rate              Ordinary income rate
---------------------------------------------------------------------------------------------

Long-Term Capital Gains                 10%                               20%
---------------------------------------------------------------------------------------------

Unrecaptured Section 1250         Ordinary income rate                    25%
 Capital Gains
---------------------------------------------------------------------------------------------

The tax status of any distributions of capital gains is determined by how long the Fund held the underlying security that was sold, not by how long you have been invested in the Fund or whether you reinvest your distributions in additional shares or take them in cash. The Fund will send you the tax status of Fund distributions for each calendar year in an annual tax mailing (Form 1099-DIV) from the Fund.

The Fund may receive distributions of unrecaptured Section 1250 capital gains from REITs. To the extent the Fund receives such distributions, unrecaptured
Section 1250 capital gains will be distributed to shareholders of the Fund. Unrecaptured Section 1250 capital gains are named for the Internal Revenue Code section that describes them and are frequently realized upon the sale of real estate and are subject to a maximum tax rate of 25%. These gains are received by the Fund from its REIT securities and are then subsequently passed through to shareholders.

Because of the nature of REIT investments, REITs may generate significant non-cash deductions, such as depreciation on real estate holdings, while generating a greater cash flow to their shareholders. If a REIT distributes more cash flow than it has taxable income, a return of capital results. A return of capital represents the return of a portion of a shareholder's original investment that is generally non-taxable when distributed, or returned, to the investor. The Fund may pay a return of capital distribution to its shareholders by distributing more cash than its taxable income. If you do not reinvest distributions, the cost basis of your shares will be decreased by the amount of returned capital, which may result in a larger capital gain when you sell your shares. Although a return of capital generally is not taxable to you upon distribution, it would be taxable to you as a capital gain if your cost basis in the shares is reduced to zero. This could occur if you do not reinvest distributions and the returns of capital are significant.

TAXES ON DISTRIBUTIONS

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

Because the REITs invested in by the Fund do not provide complete information about the taxability of their distributions until after the calendar year end, the Fund may not be able to determine how much of the Fund's distribution is taxable to shareholders until after the January 31 deadline for issuing Form 1099-DIV. As a result, the Fund may request permission from the Internal Revenue Service each year for an extension of time to issue Form 1099-DIV until February 28.

BUYING A DIVIDEND

Purchasing Fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the Fund shares.

The risk in buying a dividend is that the Fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. We distribute those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the Fund's portfolio.

TAXES ON TRANSACTIONS

Your redemptions are subject to capital gains tax. The table regarding the taxability of distributions can provide a general guide for your potential tax liability when selling or exchanging Fund shares. If your shares decrease in value, their sale will result in a long-term or short-term capital loss. However, you should note that any loss realized upon the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gains to you with respect to such shares. If a loss is realized on the redemption of Fund shares, the reinvestment in additional Fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes. Please consult your professional tax advisor for more complete information.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to 31% withholding, we are required to withhold and remit 31% of dividends, capital gains distributions and redemptions to the IRS.

                        MORE INFORMATION ABOUT THE FUND

For more information about the RREEF RReal Estate Securities Fund, request a free copy of the Statement of Additional Information or the Annual and Semi-Annual Reports. The Statement of Additional Information provides more detailed information about the Fund and its operations, investment restrictions, policies and practices. Annual and Semi-Annual Reports to shareholders discuss the market conditions and investment strategies that significantly affect the Fund's performance and provide additional information about the Fund's investments.

The Fund's Statement of Additional Information has been filed electronically with the Securities and Exchange Commission (the "SEC") and is incorporated by reference into this Prospectus.

YOU MAY REQUEST THESE DOCUMENTS

1 By Telephone. Call the Fund toll-free at 1-888-897-8480, Monday through Friday, 7 a.m. to 7 p.m. Central Time. You may also call this number for shareholder inquiries.

2    Via the Internet.  Visit the SEC Web site at www.sec.gov.
                                                  -----------

3 From the SEC. You may obtain copies of the documents highlighted above, for a duplicating fee, by writing the SEC's Public Reference Room, Washington DC, 20549-6009. For more information call 1-800-SEC-0330.

4    By Mail.  Specify the document you are requesting when writing to us:

     RREEF RReal Estate Securities Fund
     c/o Sunstone Financial Group, Inc.
     207 East Buffalo Street, Suite 400
     Milwaukee, Wisconsin  53202


Distributed by Sunstone Distribution Services, LLC.

                                 [RREEF LOGO]

                      STATEMENT OF ADDITIONAL INFORMATION

                                     DATED

                               DECEMBER 1, 1999

                            RREEF SECURITIES TRUST

                      RREEF RREAL ESTATE SECURITIES FUND

THIS STATEMENT OF ADDITIONAL INFORMATION ADDS TO THE DISCUSSION IN THE FUND'S PROSPECTUS, DATED NOVEMBER 30, 1999, BUT IS NOT A PROSPECTUS. THE STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE FUND'S CURRENT PROSPECTUS. IF YOU WOULD LIKE A COPY OF A PROSPECTUS, PLEASE CONTACT US AT P.O. BOX 1147, MILWAUKEE, WI 53201-1147 OR 1-888-897-8480.



                                Distributed by

                      SUNSTONE DISTRIBUTION SERVICES, LLC

                      STATEMENT OF ADDITIONAL INFORMATION

                               December 1, 1999

TABLE OF CONTENTS


THE FUND'S HISTORY..........................................................  1
FUND INVESTMENT GUIDELINES..................................................  1
DETAILED INFORMATION ABOUT THE FUND.........................................  2
     INVESTMENT STRATEGIES AND RISKS........................................  2
INVESTMENT POLICIES......................................................... 12
     FUNDAMENTAL INVESTMENT POLICIES........................................ 12
     NONFUNDAMENTAL INVESTMENT POLICIES..................................... 13
     PORTFOLIO TURNOVER..................................................... 14
MANAGEMENT.................................................................. 15
     TRUSTEES AND OFFICERS.................................................. 15
     COMPENSATION OF TRUSTEES............................................... 16
     THE FUND'S PRINCIPAL SHAREHOLDERS...................................... 17
     INVESTMENT ADVISER..................................................... 17
     OTHER ADVISORY RELATIONSHIPS........................................... 18
     OTHER SERVICE PROVIDERS................................................ 18
OTHER INFORMATION ABOUT THE FUND............................................ 19
     BROKERAGE ALLOCATION................................................... 19
     CODE OF ETHICS......................................................... 20
     DISTRIBUTION PLAN...................................................... 21
INFORMATION ABOUT FUND SHARES............................................... 22
     THE SHARES OF THE TRUST................................................ 22
     VALUATION OF THE FUND'S SECURITIES..................................... 23
TAXES....................................................................... 24
     FEDERAL INCOME TAXES................................................... 24
     STATE AND LOCAL TAXES.................................................. 25
     TAXATION OF CERTAIN MORTGAGE REITS..................................... 25
HOW PERFORMANCE IN THE FUND IS CALCULATED................................... 26
     PERMISSIBLE ADVERTISING INFORMATION.................................... 27
EXPLANATION OF FIXED-INCOME SECURITIES RATINGS.............................. 27
FINANCIAL INFORMATION....................................................... 30
MORE INFORMATION ABOUT THE FUND............................................. 35

                              THE FUND'S HISTORY

The RREEF RReal Estate Securities Fund (the "Fund") is the sole outstanding series of RREEF Securities Trust (the "Trust"), an open-end investment company established as a business trust under the laws of Delaware by an Agreement and Declaration of Trust dated September 15, 1999 (the "Trust Agreement"). The fiscal year of the Trust ends on November 30.

                          FUND INVESTMENT GUIDELINES

This section explains the extent to which the Fund's investment adviser, RREEF America L.L.C. (the "Adviser"), can use various investment vehicles and strategies in managing the Fund's assets. Descriptions of the investment techniques and risks associated with the Fund appear in the section, "Detailed Information About the Fund," which begins on page 2. In the case of the Fund's principal investment strategies, these descriptions elaborate upon discussions contained in the Prospectus.

The Fund is a non-diversified, open-end investment company as defined in the Investment Company Act of 1940 (the "Investment Company Act"). Non-diversified means that the proportion of the Fund's assets that may be invested in the securities of a single issuer is not limited by the Investment Company Act.

To meet federal tax requirements for qualification as a regulated investment company, the Fund must limit its investments so that at the close of each quarter of its taxable year (1) no more than 25% of its total assets are invested in the securities of a single issuer (other than the U.S. government or a regulated investment company), and (2) with respect to at least 50% of its total assets, no more than 5% of its total assets are invested in the securities of a single issuer.

In general, within the restrictions outlined here and in the Fund's Prospectus, the Adviser has broad powers to decide how to invest Fund assets, including the power to hold them uninvested.

Investments are varied according to what is judged advantageous under changing economic conditions. It is the Adviser's policy to retain maximum flexibility in management without restrictive provisions as to the proportion of one or another class of securities that may be held, subject to the investment restrictions described below. It is the Adviser's intention that the Fund generally will consist of common stocks and equity-equivalent securities. However, subject to the specific limitations applicable to the Fund, the Adviser may invest the assets of the Fund in varying amounts using other investment techniques, such as those reflected below, when such a course is deemed appropriate in order to attempt to attain the Fund's investment objective. Senior securities that are high-grade issues, in the opinion of the Adviser, also may be purchased for defensive purposes.

Current income is part of the Fund's objective. As a result, a portion of the portfolio of the Fund may consist of debt securities.

So long as a sufficient number of acceptable securities are available, the Adviser intends to keep the Fund fully invested. However, under exceptional conditions, the Fund may assume a defensive position, temporarily investing all or a substantial portion of its assets in cash or short-term securities.

The Adviser may use stock index futures and options as a way to expose the Fund's cash assets to the market while maintaining liquidity. However, the Adviser may not leverage the Fund's portfolios, so there is no greater market risk to the funds than if they purchase stocks. See DERIVATIVE SECURITIES and SHORT-TERM SECURITIES and FUTURES AND OPTIONS.

                      DETAILED INFORMATION ABOUT THE FUND

INVESTMENT STRATEGIES AND RISKS

This section describes various investment vehicles and techniques that the Adviser can use in managing the Fund's assets. It also details the risks associated with each, because each technique contributes to the Fund's overall risk profile.

     EQUITY EQUIVALENTS

In addition to investing in common stocks, the Fund may invest in other equity securities and equity equivalents, including securities that permit the Fund to receive an equity interest in an issuer, the opportunity to acquire an equity interest in an issuer, or the opportunity to receive a return on its investment that permits the Fund to benefit from the growth over time in the equity of an issuer. Examples of equity securities and equity security equivalents include preferred stock, convertible preferred stock and convertible debt securities.

The Fund will limit its holdings of convertible debt securities to those that, at the time of purchase, are rated at least B- by Standard & Poor's Corporation ("S&P") or B3 by Moody's Investors Service ("Moody's"), or, if not rated by S&P and Moody's, are of equivalent investment quality as determined by the Adviser. The Fund's investments in convertible debt securities and other high-yield/high-risk, nonconvertible debt securities rated below investment-grade will comprise less than 35% of the Fund's net assets. Debt securities rated below the four highest categories are not considered "investment-grade" obligations. These securities have speculative characteristics and present more credit risk than investment-grade obligations.

Equity equivalents also may include securities whose value or return is derived from the value or return of a different security.

     DEBT SECURITIES

The Fund may invest in debt securities because the Fund has the creation of income as a secondary investment objective. As a result, the Fund may invest in debt securities when the Adviser believes such securities represent an attractive investment for the Fund. It is intended that the Fund may invest in debt securities for income or as a defensive strategy when the Adviser believes adverse economic or market conditions exist.

The value of the debt securities in which the Fund may invest will fluctuate based upon changes in interest rates and the credit quality of the issuer. Debt securities that comprise part of the

Fund's fixed-income portfolio will be limited primarily to "investment-grade" obligations. However, the Fund may invest up to 5% of its assets in "high-yield/high-risk" securities. "Investment grade" means that at the time of purchase, such obligations are rated with the four highest categories by a nationally recognized statistical rating organization (for example, at least Baa by Moody's or BBB by S&P), or, if not rated, are of equivalent investment quality as determined by the Adviser. According to Moody's, bonds rated Baa are medium-grade and possess some speculative characteristics. A BBB rating by S&P indicates S&P's belief that a security exhibits a satisfactory degree of safety and capacity for repayment, but is more vulnerable to adverse economic conditions and changing circumstances.

"High-yield" securities, sometimes referred to as "junk bonds," are higher risk, non-convertible debt obligations that are rated below investment-grade securities, or are unrated, but with similar credit quality.

There are no credit or maturity restrictions on the fixed-income securities in which the high-yield portion of the Fund's portfolio may be invested. Debt securities rated lower than Baa by Moody's or BBB by S&P or their equivalent are considered by many to be predominantly speculative. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments on such securities than is the case with higher quality debt securities. Regardless of rating levels, all debt securities considered for purchase by the Fund are analyzed by the Adviser to determine, to the extent reasonably possible, that the planned investment is sound, given the investment objective of the Fund.

The Fund will not necessarily dispose of high-yield securities if the aggregate value of such securities exceeds 5% of the Fund's assets, if such level is exceeded as a result of market appreciation of the value of such securities or market depreciation of the value of the other assets of the Fund. Rather, the Adviser will cease purchasing any additional high-yield securities until the value of such securities is less than 5% of the Fund's assets and will monitor such investments to determine whether continuing to hold such investments is likely to assist the Fund in meeting its investment objectives.

In addition, the value of the Fund's investments in fixed-income securities will change as prevailing interest rates change. In general, the prices of such securities vary inversely with interest rates. As prevailing interest rates fall, the prices of bonds and other securities that trade on a yield basis generally rise. When prevailing interest rates rise, bond prices generally fall. These changes in value may, depending upon the particular amount and type of fixed-income securities holdings of the Fund, impact the net asset value of the Fund's shares.

Notwithstanding the fact that the Fund will invest primarily in equity securities, under adverse market or economic conditions, the Fund may temporarily invest all or a substantial portion of its assets in cash or investment-grade short-term securities (denominated in U.S. dollars or foreign currencies).

To the extent that the Fund assumes a defensive position, it will not be investing for capital growth.

     CONVERTIBLE DEBT SECURITIES

A convertible debt security is a fixed-income security that offers the potential for capital appreciation through a conversion feature that enables the holder to convert the fixed-income security into a stated number of shares of common stock. As fixed-income securities, convertible debt securities provide a stable stream of income with generally higher yields than common stocks. Because convertible debt securities offer the potential to benefit from increases in the market price of the underlying common stock, however, they generally offer lower yields than non-convertible securities of similar quality. Of course, like all fixed-income securities, there can be no assurance of current income because the issuers of the convertible securities may default on their obligations. In addition, there can be no assurance of capital appreciation because the value of the underlying common stock will fluctuate.

Convertible debt securities generally are subordinated to other similar but non-convertible debt securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities. Because of the subordination feature, however, convertible securities typically have lower ratings than similar non-convertible securities.

Convertible debt securities that comprise part of the Fund's fixed-income portfolio will be subject to the same limitations with respect to quality as those described above under "DEBT SECURITIES."

     SHORT SALES

The Fund may engage in short sales, if, at the time of the short sale, the Fund owns or has the right to acquire securities equivalent in kind and amount to the securities being sold short.

In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. To make delivery to the purchaser, the executing broker borrows the securities being sold short on behalf of the seller. While the short position is maintained, the seller collateralizes its obligation to deliver the securities sold short in an amount equal to the proceeds of the short sale plus an additional margin amount established by the Board of Governors of the Federal Reserve. If the Fund engages in a short sale, the collateral account will be maintained by the Fund's custodian. While the short sale is open, the Fund will maintain, in a segregated custodial account, an amount of securities convertible into, or exchangeable for, such equivalent securities at no additional cost. These securities would constitute the Fund's long position.

The Fund may make a short sale, as described above, when it wants to sell the security it owns at a current attractive price, but also wishes to defer recognition of gain or loss for federal income tax purposes. There will be certain additional transaction costs associated with short sales, but the Fund will endeavor to offset these costs with returns from the investment of the cash proceeds of short sales.

     PORTFOLIO LENDING

In order to realize additional income, the Fund may lend its portfolio securities. Such loans may not exceed one-third of the Fund's total assets valued at market except (1) through the purchase of debt securities in accordance with its investment objectives, policies and limitations, or (2) by engaging in repurchase agreements with respect to portfolio securities.

     DERIVATIVE SECURITIES

To the extent permitted by its investment objectives and policies, the Fund may invest in securities that are commonly referred to as derivative securities. Generally, a derivative is a financial arrangement, the value of which is based on or derived from a traditional security, asset or market index. Certain derivative securities are described more accurately as index/structured securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depository receipts), currencies, interest rates, indices or other financial indicators (reference indices).

Some derivatives, such as mortgage-related and other asset-backed securities, are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.

There are many different types of derivatives and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect the Fund from exposure to changing interest rates, securities prices or currency exchange rates, and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities.

The Fund may not invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the Fund. For example, a security whose underlying value is linked to the price of oil would not be a permissible investment because the Fund may not invest in oil and gas leases or futures.

The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates.

There are a range of risks associated with derivative investments, including:

 .    The risk that the underlying security, interest rate, market index or other financial asset will not move in the direction the Adviser anticipates.

 .    The possibility that there may be no liquid secondary market, or the possibility that price fluctuation limits may be imposed by the exchange, either of which may make it difficult or impossible to close out a position when desired.

 .    The risk that adverse price movements in an instrument can result in a loss substantially greater than the Fund's initial investment.

 .    The risk that the counterparty will fail to perform its obligations.

     OTHER INVESTMENT COMPANIES

The Fund may invest up to 10% of its total assets in other mutual funds, including those of the Adviser, if any, provided that the investment is consistent with the Fund's investment policies and restrictions. Under the Investment Company Act, the Fund's investment in such securities, subject to certain exceptions, currently is limited to (a) 3% of the total voting stock of any one investment company; (b) 5% of the Fund's total assets with respect to any one investment company; and (c) 10% of the Fund's total assets in the aggregate. Such purchases will be made in the open market where no commission or profit to a sponsor or dealer results from the purchase other than the customary brokers' commissions. As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the management fee than the Fund bears directly in connection with its own operations.

     REPURCHASE AGREEMENTS

The Fund may invest in repurchase agreements when such transactions present an attractive short-term return on cash that is not otherwise committed to the purchase of securities pursuant to the investment policies of the Fund.

A repurchase agreement occurs when, at the time the Fund purchases an interest-bearing obligation, the seller (a bank or a broker-dealer registered under the Securities Exchange Act of 1934) agrees to purchase it on a specified date in the future at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the Fund's money is invested in the security.

Because the security purchased constitutes a security for the repurchase obligation, a repurchase agreement can be considered a loan collateralized by the security purchased. The Fund's risk is the ability of the seller to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the Fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. To the extent the value of the security decreases, the Fund could experience a loss.

The Fund will limit repurchase agreement transactions to securities issued by the U.S. government and its agencies and instrumentalities, and will enter into such transactions with those banks and securities dealers who are deemed creditworthy pursuant to criteria adopted by the Fund's Board of Trustees.

The Fund will not invest more than 15% of its assets in repurchase agreements maturing in more than seven days.

     WHEN-ISSUED AND FORWARD COMMITMENT AGREEMENTS

The Fund may sometimes purchase new issues of securities on a when-issued or forward commitment basis in which the transaction price and yield are each fixed at the time the commitment is made, but payment and delivery occur at a future date (typically 15 to 45 days later).

When purchasing securities on a when-issued or forward commitment basis, the Fund assumes the rights and risks of ownership, including the risks of price and yield fluctuations. Market rates of interest on debt securities at the time of delivery may be higher or lower than those contracted for on the when-issued security. Accordingly, the value of such a security may decline prior to delivery, which could result in a loss to the Fund. While the Fund will make commitments to purchase or sell securities with the intention of actually receiving or delivering them, it may sell the securities before the settlement date if doing so is deemed advisable as a matter of investment strategy.

In purchasing securities on a when-issued or forward commitment basis, the Fund will establish and maintain a segregated account consisting of cash, cash equivalents or other appropriate liquid securities until the settlement date in an amount sufficient to meet the purchase price. When the time comes to pay for the when-issued securities, the Fund will meet its obligations with available cash, through the sale of securities, or, although it would not normally expect to do so, by selling the when-issued securities themselves (which may have a market value greater or less than the fund's payment obligation). Selling securities to meet when-issued or forward commitment obligations may generate taxable capital gains or losses.

     RESTRICTED AND ILLIQUID SECURITIES

The Fund may, from time to time, purchase restricted or illiquid securities, including Rule 144A securities, when they present attractive investment opportunities that otherwise meet the Fund's criteria for selection. Rule 144A securities are securities that are privately placed with and traded among qualified institutional investors rather than the general public. Although Rule 144A securities are considered restricted securities, they are not necessarily illiquid.

With respect to securities eligible for resale under Rule 144A, the staff of the Securities and Exchange Commission (the "SEC") has taken the position that the liquidity of such securities in the portfolio of a fund offering redeemable securities is a question of fact for the Board of Trustees to determine, based upon a consideration of the readily available trading markets and the review of any contractual restrictions. Accordingly, the Board of Trustees is responsible for developing and establishing the guidelines and procedures for determining the liquidity of Rule 144A securities. As allowed by Rule 144A, the Board of Trustees of the Fund has delegated the day-to-day function of determining the liquidity of Rule 144A securities to the Adviser. The Board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.

Because the secondary market for such securities is limited to certain qualified institutional investors, the liquidity of such securities may be limited accordingly and the Fund may, from time to time, hold a Rule 144A or other security that is illiquid. In such an event, the Fund managers will consider appropriate remedies to minimize the effect on the Fund's liquidity.

     SHORT-TERM SECURITIES

In order to meet anticipated redemptions, to hold pending the purchase of additional securities for the Fund's portfolio, or, in some cases, for temporary defensive purposes, the Fund may invest a portion of its assets in money market and other short-term securities.

Examples of those securities include:

 .    Securities issued or guaranteed by the U.S. government and its agencies and instrumentalities;

 .    Commercial Paper;

 .    Certificates of Deposit and Euro Dollar Certificates of Deposit;

 .    Bankers' Acceptances;

 .    Short-term notes, bonds, debentures or other debt instruments; and

 .    Repurchase agreements.

In addition, the Fund may invest up to 5% of its total assets in any money market fund, including those advised by the Adviser, if any.

     FUTURES AND OPTIONS

The Fund may enter into futures contracts, options or options on futures contracts. Generally, futures transactions will be used to:

 .    Protect against a decline in market value of the Fund's securities (taking a short futures position);

 .    Protect against the risk of an increase in market value for securities in which the Fund generally invests at a time when the Fund is not fully invested (taking a long futures position); and

 .    Provide a temporary substitute for the purchase of an individual security that may not be purchased in an orderly fashion.

Some future and options strategies, such as selling futures, buying puts and writing calls, hedge the Fund's investments against price fluctuations. Other strategies, such as buying futures, writing puts and buying calls, tend to increase market exposure.

Although other techniques may be used to control the Fund's exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While the Fund pays brokerage commissions in connection with opening and closing out futures positions, these costs are lower than the transaction costs incurred in the purchase and sale of the underlying securities.

For example, the sale of a future by the Fund means the Fund becomes obligated to deliver the security (or securities, in the case of an index future) at a specified price on a specified date. The purchase of a future means the Fund becomes obligated to buy the security (or securities) at a specified price on a specified date. Futures contracts provide for the sale by one party and purchase by another party of a specific security at a specified future time and price. The Adviser may engage in futures and options transactions based on securities indices that are consistent with the Fund's investment objectives. An example of an index that may be used is the S&P 500(R) Index. The managers also may engage in futures and options transactions based on specific securities, such as U.S. Treasury bonds or notes. Futures contracts are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (the "CFTC"), a U.S. government agency.

Index futures contracts differ from traditional futures contracts in that when delivery takes place, no stocks or bonds change hands. Instead, these contracts settle in cash at the spot market value of the index. Although other types of futures contracts by their terms call for actual delivery or acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date. A futures position may be closed by taking an opposite position in an identical contract (i.e., buying a contract that has previously been sold or selling a contract that has previously been bought).

Unlike the situation in which the Fund purchases or sells an equity security, no price is paid or received by the Fund upon the purchase or sale of the future. Initially, the Fund will be required to deposit an amount of cash or securities equal to a varying specified percentage of the contract amount. This amount is known as initial margin. The margin deposit is intended to ensure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. A margin deposit does not constitute margin transactions for purposes of the Fund's investment restrictions. Minimum initial margin requirements are established by the futures exchanges and may be revised. In addition, brokers may establish margin deposit requirements that are higher than the exchange minimums. Cash held in the margin account is not income-producing. Subsequent payments to and from the broker, called variation margin, will be made on a daily basis as the price of the underlying debt securities or index fluctuates, making the future more or less valuable, a process known as marking the contract to market. Changes in variation margin are recorded by the Fund as unrealized gains or losses. At any time prior to expiration of the future, the Fund may elect to close the position by taking an opposite position that will operate to terminate its position in the future. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or gain.

Risks Related to Futures and Options Transactions

Futures and options prices can be volatile, and trading in these markets involves certain risks. If the Adviser applies a hedge at an inappropriate time or judges interest rate or equity market trends incorrectly, futures and options strategies may lower the Fund's return.

The Fund could suffer losses if it is unable to close out its position because of an illiquid secondary market. Futures contracts may be closed out only on an exchange that provides a secondary market for these contracts, and there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. Consequently, it may not be possible to close a futures position when the Adviser considers it appropriate or desirable to do so. In the event of adverse price movements, the Fund would be required to continue making daily cash payments to maintain its required margin. If the Fund had insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when the Adviser would not otherwise elect to do so. In addition, the Fund may be required to deliver or take delivery of instruments underlying futures contracts it holds. The Adviser will seek to minimize these risks by limiting the contracts entered into on behalf of the Fund to those traded on national futures exchanges and for which there appears to be a liquid secondary market.

The Fund could suffer losses if the prices of its futures and options positions were poorly correlated with its other investments, or if securities underlying futures contracts purchased by the Fund had different maturities than those of the portfolio securities being hedged. Such imperfect correlation may give rise to circumstances in which the Fund loses money on a futures contract at the same time that it experiences a decline in the value of its hedged portfolio securities. The Fund also could lose margin payments it has deposited with a margin broker, if, for example, the broker became bankrupt.

Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond the limit. However, the daily limit governs only price movement during a particular trading day and, therefore, does not limit potential losses. In addition, the daily limit may prevent liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

Options on Futures

By purchasing an option on a futures contract, the Fund obtains the right, but not the obligation, to sell the futures contract (a put option) or to buy the contract (a call option) at a fixed strike price. The Fund can terminate its position in a put option by allowing it to expire or by exercising the option. If the option is exercised, the Fund completes the sale of the underlying security at the strike price. Purchasing an option on a futures contract does not require the Fund to make margin payments unless the option is exercised.

Although they do not currently intend to do so, the Fund may write (or sell) call options that obligate them to sell (or deliver) the option's underlying instrument upon exercise of the option. While the receipt of option premiums would mitigate the effects of price declines, the Fund would give up some ability to participate in a price increase on the underlying security. If the Fund were to engage in options transactions, it would own the futures contract at the time a call were written and would keep the contract open until the obligation to deliver it pursuant to the call expired.

Restrictions on the Use of Futures Contracts and Options

Under the Commodity Exchange Act, the Fund may enter into futures and options transactions (a) for hedging purposes without regard to the percentage of assets committed to initial margin and option premiums or (b) for purposes other than hedging, provided that assets committed to initial margin and option premiums do not exceed 5% of the Fund's total assets. To the extent required by law, the Fund will segregate cash or securities on its records in an amount sufficient to cover its obligations under the futures contracts and options.

     FORWARD CURRENCY EXCHANGE CONTRACTS

The Fund may purchase and sell foreign currency on a spot (i.e., cash) basis and may engage in forward currency contracts, currency options and futures transactions for hedging or any other lawful purpose. See DERIVATIVE
SECURITIES.

The Fund expects to use forward contracts under two circumstances:

(1) When the Adviser wishes to lock in the U.S. dollar price of a security when the Fund is purchasing or selling a security denominated in a foreign currency, the Fund would be able to enter into a forward contract to do so; or

(2) When the Adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, the Fund would be able to enter into a forward contract to sell foreign currency for a fixed U.S. dollar amount approximating the value of some or all of its portfolio securities either denominated in, or whose value is tied to, such foreign currency.

In the first circumstance, when the Fund enters into a trade for the purchase or sale of a security denominated in a foreign currency, it may be desirable to establish (lock in) the U.S. dollar cost or proceeds. By entering into forward contracts in U.S. dollars for the purchase or sale of a foreign currency involved in an underlying security transaction, the Fund will be able to protect itself against a possible loss between trade and settlement dates resulting from the adverse change in the relationship between the U.S. dollar and the subject foreign currency.

Under the second circumstance, when the Adviser believes that the currency of a particular country may suffer a substantial decline relative to the U.S. dollar, the Fund could enter into a foreign contract to sell for a fixed dollar amount the amount in foreign currencies approximating the value of some or all of its portfolio securities either denominated in, or whose value is tied to, such foreign currency. The Fund will segregate on its records cash or securities in an amount sufficient to cover its obligations under the contract.

The precise matching of forward contracts in the amounts and values of securities involved generally would not be possible because the future values of such foreign currencies will change as a consequence of market movements in the values of those securities between the date the forward contract is entered into and the date it matures. Predicting short-term currency market movements is extremely difficult, and the successful execution of short-term hedging strategy is highly uncertain. The Adviser does not intend to enter into such contracts on a regular basis. Normally, consideration of the prospect for currency parities will be incorporated into the long-term investment decisions made with respect to overall diversification strategies. However, the Adviser believes that it is important to have flexibility to enter into such forward contracts when they determine that the Fund's best interests may be served.

At the maturity of the forward contract, the Fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate the obligation to deliver the foreign currency by purchasing an offsetting forward contract with the same currency trader obligating the Fund to purchase, on the same maturity date, the same amount of the foreign currency.

It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of the forward contract. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency the Fund is obligated to deliver.

                              INVESTMENT POLICIES

Unless otherwise indicated, with the exception of the percentage limitations on borrowing, the following restrictions apply at the time transactions are entered into. Accordingly, any later increase or decrease beyond the specified limitation resulting from a change in the Fund's net assets will not be considered in determining whether it has complied with its investment restrictions.

FUNDAMENTAL INVESTMENT POLICIES

The Fund is subject to the following investment restrictions that are fundamental and may not be changed without approval of a majority of the outstanding votes of shareholders of the Fund, as determined in accordance with the Investment Company Act.

Senior Securities. The Fund may not issue senior securities, except as permitted under the Investment Company Act.

Borrowing. The Fund may not borrow money, except for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of the Fund's total assets.

Lending. The Fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of the Fund's total assets would be lent to other parties, except (i) through the purchase of debt securities in accordance with its investment objectives, policies and limitations, or (ii) by engaging in repurchase agreements with respect to portfolio securities.

Real Estate. The Fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This policy shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies that deal in real estate or are engaged in the real estate business.

Underwriting. The Fund may not act as an underwriter of securities issued by others, except to the extent that the Fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities.

Commodities. The Fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments, provided that this limitation shall not prohibit the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities.

Control. The Fund may not invest for purposes of exercising control over management.

NONFUNDAMENTAL INVESTMENT POLICIES

In addition, the Fund is subject to the following additional investment restrictions that are not fundamental and may be changed by the Board of Trustees.

Borrowings. The Fund may not purchase additional investment securities at any time during which outstanding borrowings exceed 5% of the total assets of the Fund.

Liquidity. The Fund may not purchase any security or enter into a repurchase agreement if, as a result, more than 15% of its net assets would be invested in repurchase agreements not entitling the holder to payment of principal and interest within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market.

Short Sales. The Fund may not sell securities short unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

Margin. The Fund may not purchase securities on margin, except to obtain such short-term credits as are necessary for the clearance of transactions and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

Futures and Options. The Fund may enter into futures contracts, and write and buy put and call options relating to futures contracts. The Fund may not, however, enter into leveraged futures transactions if it would be possible for the Fund to lose more money than it invested.

Issuers with Limited Operating Histories. The Fund may invest up to 5% of its assets in the securities of issuers with limited operating histories. An issuer is considered to have a limited operating history if that issuer has a record of less than three years of continuous operation. Periods of capital formation, incubation, consolidations, and research and development may be considered in determining whether a particular issuer has a record of three years of continuous operation.

Concentration. The Fund may not invest 25% or more of its total assets in securities of companies principally engaged in any one industry, except that the Fund may invest without limitation in securities of companies engaged principally in the real estate industry.

The Investment Company Act imposes certain additional restrictions upon acquisition by the Fund of securities issued by insurance companies, broker-dealers, underwriters or investment advisers, and upon transactions with affiliated persons as therein defined. It also defines and forbids the creation of cross and circular ownership. Neither the SEC nor any other agency of the federal or state government participates in or supervises the management of the funds or their investment practices or policies.

For purposes of determining industry groups in connection with this restriction, the SEC ordinarily uses the Standard Industry Classification codes developed by the U.S. Office of Management and Budget. In the interest of ensuring adequate diversification, the funds monitor industry concentration using a more restrictive list of industry groups than that recommended by the SEC. The Adviser believes that these classifications are reasonable and are not so broad that the primary economic characteristics of the companies in a single class are materially different. The use of these restrictive industry classifications may, however, cause the Fund to forego investment possibilities that may otherwise be available to it under the Investment Company Act.

PORTFOLIO TURNOVER

The Adviser will purchase and sell securities without regard to the length of time the security has been held. Accordingly, the Fund's rate of portfolio turnover may be substantial.

The Adviser intends to purchase a given security whenever it believes it will contribute to the stated objective of the Fund. In order to achieve the Fund's investment objectives, the Adviser may sell a given security, no matter how long or how short a period it has been held in the portfolio, and no matter whether the sale is at a gain or at a loss, if the Adviser believes that the security is not fulfilling its purpose, either because, among other things, it did not live up to the Adviser's expectations, or because it may be replaced with another security holding greater promise, or because it has reached its optimum potential, or because of a change in the circumstances of a particular company or industry or in general economic conditions, or because of some combination of such reasons.

Because investment decisions are based on the anticipated contribution of the security in question to the Fund's objectives, the Adviser believes that the rate of portfolio turnover is irrelevant when it believes a change is in order to achieve the objectives. As a result, the Fund's annual portfolio turnover rate cannot be anticipated and may be higher than other mutual funds with similar investment objectives. Higher turnover would generate correspondingly greater brokerage commissions, which is a cost the Fund pays directly. Portfolio turnover also may affect the character of capital gains realized and distributed by the Fund, if any, because short-term capital gains are taxable as ordinary income. This disclosure regarding portfolio turnover is a statement of fundamental policy and may be changed only by a vote of the shareholders.

                                  MANAGEMENT

TRUSTEES AND OFFICERS

The Trust's Board of Trustees has general supervisory responsibilities of the Fund and supervises the Adviser's activities.

The names of the Trustees and executive officers of the Trust are shown below. Each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act, is indicated by an asterisk.

                                                                 Address and Principal Occupation(s)
Name                   Fund Position       Age (9/99)                  During Past 5 Years**
----                   -------------       ----------                  ---------------------
Kim G. Redding*        Chairman of the        44            875 N.  Michigan Avenue, Chicago, IL 60611
                       Board, President,
                       Chief Executive
                       Officer and Trustee                  Mr. Redding joined the Adviser in 1993.  He
                                                            is currently a member of RREEF America
                                                            L.L.C., in charge of the real estate
                                                            securities adviser, operations, and
                                                            co-manager of the Fund.  Prior to joining
                                                            RREEF, Mr. Redding was the Principal for
                                                            K.G. Redding & Associates and President of
                                                            Redding, Melchor & Company, both real
                                                            estate investment advisers in California.

Peter J. Broccolo*     Trustee, Vice          42            875 N. Michigan Avenue, 41st floor,
                       President and                        Chicago, Illinois 60611.
                       Assistant
                       Secretary                            Mr. Broccolo joined the Adviser in 1993.
                                                            He currently is a member of RREEF America
                                                            L.L.C., Prior to joining RREEF, he was a Vice
                                                            President with LaSalle Partners from 1985
                                                            to 1993 and a Vice President of First
                                                            Chicago Corp., in Real Estate Lending from
                                                            1978 to 1985.

                                                                 Address and Principal Occupation(s)
Name                   Fund Position       Age (9/99)                  During Past 5 Years**
----                   -------------       ----------                  ---------------------
Karen J. Knudson*      Vice President          41           875 N. Michigan Avenue, 41st floor,
                                                            Chicago, Illinois  60611.

                                                            Ms. Knudson joined RREEF in 1995.  Prior to
                                                            joining RREEF, Ms. Knudson was Senior Vice
                                                            President and CFO of Security Capital Group
                                                            and an advisor to two NYSE listed REITS,
                                                            from January 1993 to January 1995.  She
                                                            also acted as Real Estate Investment
                                                            Manager, Senior Vice President/Chief
                                                            Financial Officer of Bailard, Biehl and
                                                            Kaiser from November 1983 to January 1993.

Paula M. Ferkull*      Secretary and           48           875 N. Michigan Avenue, 41st floor,
                       Treasurer                            Chicago, Illinois 60611.

                                                            Ms. Ferkull joined RREEF in 1979.  She is
                                                            currently a Member of RREEF America L.L.C.

Nicholas C. Babson     Trustee                 53           875 N. Michigan Avenue, 41st floor, Chicago, Illinois 60611.

                                                            Prior to March 1, 1999, Mr. Babson was the Chairman and CEO
                                                            of Babson Bros. Co., a private, family owned business.
                                                            The Company was sold on March 1, 1999, at which time
                                                            Mr. Babson became President and CEO of Babson Holdings,
                                                            Inc., a holding company that manages the Babson family's assets.

Richard W. Burke       Trustee                 66           875 N. Michigan Avenue, 41st floor, Chicago,
                                                            Illinois 60611.

                                                            Mr. Burke is an attorney with Burke, Warren,
                                                            Mackay & Seritella, P.C., a law firm. He
                                                            also serves as Chairman of the Management
                                                            Committee for the firm.

Robert L. Stovall      Trustee                 67           875 N. Michigan Avenue, Chicago, Illinois 60611.

                                                            From 1994 to 1997, Mr. Stovall was CEO of CenterPoint Properties Trust
                                                            (CNT). Since 1997, he has been President of Four Columns, Ltd., an
                                                            Illinois Corporation.

The Fund does not pay any direct remuneration to any Trustee who is an "interested person" of the Fund, or any officer employed by the Adviser or its affiliates. Trustees of the Fund who are not "interested persons" are paid an annual retainer of $6,000, a fee of $1,000 per meeting attended and a fee of $200 for each telephone conference meeting, plus expenses, with a maximum annual fee of $10,000 per Trustee.

COMPENSATION OF TRUSTEES

During the first fiscal year from December 1, 1999 to November 30, 2000, it is anticipated that the Fund will pay each of the Trustees who are not interested persons of the Trust or Adviser the following estimate of total compensation:

                                         Pension or                             Total
                                         Retirement         Estimated        Compensation
                        Aggregate         Benefits       Annual Benefits      From Fund
                       Compensation      Accrued As           Upon             Paid To
      Name              From Fund       Part of Fund       Retirement          Trustees
                                          Expenses
Nicholas C. Babson       $10,000              0                  0              $10,000
Richard W. Burke         $10,000              0                  0              $10,000
Robert L. Stovall        $10,000              0                  0              $10,000

THE FUND'S PRINCIPAL SHAREHOLDERS

At November 30, 1999, RREEF America L.L.C. owned five percent (5%) or more of the Fund, and Kim G. Redding, Chairman of the Board, President, Chief Executive Officer and Trustee of the Trust, owned less than 0.1% of the Fund.




INVESTMENT ADVISER

The Adviser has provided real estate investment management services to institutional investors since 1975, and has been an investment adviser of real estate securities since 1993. A description of the responsibilities of the Adviser appears in the Prospectus under the heading Management.

For the services provided to the Fund, the Adviser receives an annual fee based on 1.00% of the average net assets of the Fund, payable monthly.

Each month, the Fund pays the Adviser for the previous month at the specified rate. The fee for the previous month is calculated by multiplying the applicable fee for the Fund by the aggregate average daily closing value of the Fund's net assets during the previous month. This number is then multiplied by a fraction, the numerator of which is the number of days in the previous month and the denominator of which is 365 (366 in leap years).

The management agreement shall continue in effect until the earlier of the expiration of two years from the date of its execution, and for as long thereafter as its continuance is specifically approved, at least annually by (1) the Trust's Board of Trustees, or by the vote of a majority of outstanding votes (as defined in the Investment Company Act) and (2) the vote of a majority of the Trustees of the Fund who are not parties to the agreement or interested persons of the Adviser, cast in person at a meeting called for the purpose of voting on such approval.

The management agreement provides that it may be terminated at any time without payment of any penalty by the Trust's Board of Trustees, or by a vote of a majority of outstanding votes, on 60 days' written notice to the Adviser, and that it shall be automatically terminated if it is assigned.

The management agreement provides that the Adviser shall not be liable to the Fund or its shareholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties. The management agreement also provides that the Adviser and its officers, directors and employees may engage in other business, devote time and attention to any other business whether of a similar or dissimilar nature, and render services to others.

Certain investments may be appropriate for the Fund and also for other clients advised by the Adviser. Investment decisions for the Fund and other clients are made with a view to achieving their respective investment objectives after consideration of such factors as their current holdings, availability of cash for investment and the size of their investment generally. A particular security may be bought or sold for only one client or the Fund, or in different amounts and at different times for more than one but less than all clients or the Fund. In addition, purchases or sales of the same security may be made for two or more clients or the Fund on the same date. Such transactions will be allocated among clients in a manner believed by the Adviser to be equitable to each. In some cases this procedure could have an adverse effect on the price or amount of the securities purchased or sold by the Fund.

OTHER ADVISORY RELATIONSHIPS

In addition to managing the Fund, the Adviser also serves as an investment adviser to the American Century Real Estate Fund and institutional accounts investing in real estate securities and as of September 30, 1999 had net assets under management of $12.4 billion.


OTHER SERVICE PROVIDERS

     TRANSFER AGENT AND ADMINISTRATOR

Sunstone Financial Group, Inc., serves as Transfer Agent and, dividend-paying agent for the Fund, and Administrator. It provides physical facilities, computer hardware and software and personnel, for the day-to-day administration of the Fund and of the Adviser. The Adviser pays the Transfer Agent and Administrator for such services.

     DISTRIBUTOR

The Fund's shares are distributed by Sunstone Distribution Services, LLC, a registered broker-dealer and affiliate of Sunstone Financial Group, Inc., the Fund's Transfer Agent and Administrator.

The distributor is the principal underwriter of the Fund's shares. The distributor makes a continuous, best-efforts underwriting of the Fund's shares. This means that the distributor has no liability for unsold shares.


     CUSTODIAN BANK

UMB Bank, N.A., 928 Grand Boulevard, 10/th/ floor, Kansas City, Missouri 64106, serves as custodian of the assets of the Fund. The custodian takes no part in determining the investment policies of the Fund or in deciding which securities are purchased or sold by the Fund. The

Fund, however, may invest in certain obligations of the custodian and may purchase or sell certain securities from or to the custodian.

     INDEPENDENT AUDITORS

Deloitte & Touche LLP are the independent auditors of the Fund. The address of Deloitte & Touche LLP are Two Prudential Plaza, 180 North Stetson Avenue, Chicago, Illinois 60601. As the independent auditors of the Fund, Deloitte & Touche provide services including (1) audit of the annual financial statements for the Fund, (2) assistance and consultation in connection with SEC filings, and (3) review of the annual federal income tax return filed for the Fund.

     LEGAL COUNSEL

The firm of D'Ancona & Pflaum LLC, 111 East Wacker Drive, Suite 2800, Chicago, Illinois 60601, acts as legal counsel to the Fund.

                       OTHER INFORMATION ABOUT THE FUND

BROKERAGE ALLOCATION

Subject to policies established by the Board of Trustees of the Trust, the Adviser is responsible for the Trust's portfolio decisions and the placing of the Trust's portfolio transactions. In placing portfolio transactions, the Adviser seeks the best qualitative execution for the Trust, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Adviser generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.

Ongoing portfolio brokerage decisions for the Fund are made or recommended by the Adviser, including the commission rates at which transactions for the Fund will be effected, with the objective of obtaining the most favorable price and market for the execution of each transaction. In seeking the most favorable price and market for execution, the Adviser evaluates a wide range of criteria, including the broker's commission rate, execution, capability, positioning and distribution capabilities, back office efficiency, ability to handle difficult trades, financial stability and prior performance. When circumstances relating to a proposed transaction indicate that a particular broker or dealer is in a position to obtain the best execution, the order generally is placed with that broker or dealer. This may or may not be a broker or dealer which has provided investment information and research services to the Adviser. The Adviser may not always place brokerage transactions on the basis of the lowest commission rate available for a particular transaction.

Research information received from brokers or dealers covers a wide range of topics, including the economic outlook, the political environment, demographic and social trends, and individual company and industry analysis. Subject to the requirement of seeking the best available prices and execution, the Adviser may, in circumstances in which two or more broker-dealers are in a position to offer comparable prices and execution, give preference to broker-dealers which have provided research, statistical, and other related services to the Adviser for the benefit of the Fund.

Since the Adviser may be managing accounts with similar investment objectives, the Adviser may aggregate orders for securities for such accounts. In such event, allocation of the securities so purchased or sold, as well as expenses incurred in the transaction, are made by the Adviser in the manner it considers to be the most equitable and consistent with its fiduciary obligations to such accounts.

The Adviser reserves the right, without notice, to enter into arrangements to receive brokerage and research products and services in exchange for the direction of brokerage business to a particular broker or brokers. Such products and services may include research materials, or equipment and software allowing access to research-related computer services, such as quotation services, and may be used for both research and other purposes, including administration and marketing. The Adviser makes a good faith effort to determine the relative proportions of such products or services which may be attributed to research. The portion attributable to research may be paid through client brokerage commissions and the non-research portion will be paid in cash by the Adviser.

The Adviser uses such arrangements to enhance the advice provided to clients. Because all clients are managed in the same manner, no one client receives more benefit than any other from these arrangements with the broker. The research provided by broker-dealers may be used in servicing any or all of the Adviser's clients and may be used in connection with accounts other than those which pay commissions to the broker-dealer providing the research.

Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to market makers may include the spread between the bid and asked prices.

The Adviser uses such arrangements to enhance the advice provided to the Fund. Of course, in directing brokerage transactions, the Adviser acts in accordance with its duty to seek best price and execution and will not continue any arrangements if the Adviser determines that such arrangements are no longer in the best interest of the Fund.

CODE OF ETHICS

The Fund has a Code of Ethics designed to ensure that the interests of the Fund's shareholders come before the interests of the people who manage the Fund. Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities or any securities sold in private placements in which the person has, or by reason of the transaction acquires, any direct or indirect beneficial ownership without the prior approval of the Fund's compliance officer.

DISTRIBUTION PLAN

The Board of Trustees and initial shareholder of the Fund have entered into a Distribution Plan. Under the unified management fee, the Adviser pays all distribution costs. The Fund does not directly pay for any distribution costs. The Plan is described below.

In adopting the Plan, the Board of Trustees (including a majority of independent trustees) determined that there was a reasonable likelihood that the Plan would benefit the Fund and the shareholders of the affected class. Pursuant to Rule 12b-1, information with respect to revenues and expenses under the Plan is presented to and is reviewed by the Board of Trustees quarterly. Continuance of the Plan must be approved by the Board of Trustees (including a majority of the independent trustees) annually. The Plan may be amended by a vote of the Board of Trustees (including a majority of the independent trustees), except that the Plan may not be amended to require the Fund to make any payment of expenses without majority approval of the shareholders. The Plan terminates automatically in the event of an assignment and may be terminated upon a vote of a majority of the independent trustees or by vote of a majority of the outstanding voting securities.

All fees paid under the Plan will be made in accordance with Conduct Rule 2830 of the National Association of Securities Dealers (the "NASD").

The Fund is made available to participants in employer-sponsored retirement or savings plans and to persons purchasing through financial intermediaries such as banks, broker-dealers and insurance companies. The Fund's Distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the Fund's shares and/or the use of the Fund's shares in various investment products or in connection with various financial services. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Certain recordkeeping and administrative services that are provided by the Fund's Transfer Agent may be performed by a plan sponsor (or its agents) or by a financial intermediary for shareholders. In addition to such services, the financial intermediaries provide various distribution services.

Payments may be made by the Adviser for a variety of shareholder services, including, but not limited to (a) receiving, aggregating and processing purchase, exchange and redemption requests from beneficial owners (including contract owners of insurance products that utilize the funds as underlying investment media) of shares and placing purchase, exchange and redemption orders with the Fund's Distributor; (b) providing shareholders with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions; (c) processing dividend payments from the Fund on behalf of shareholders and assisting shareholders in changing dividend options, account designations and addresses; (d) acting as shareholder of record and nominee for beneficial owners; (e) maintaining account records for shareholders and/or other beneficial owners; (f) issuing confirmations of transactions; (g) providing subaccounting with respect to shares beneficially owned by customers of third parties or providing the information to the Fund as necessary for such subaccounting; (h) preparing and forwarding shareholder communications from the Fund (such as proxies, shareholder reports, annual and semiannual financial statements, and dividend, distribution and tax notices) to shareholders and/or other beneficial owners; and (i) providing other similar administrative and sub-transfer agency services. Shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the Fund.


Distribution services may include any activity undertaken or expense incurred that is primarily intended to result in the sale of shares, which services may include but are not limited to, (a) the payment of sales commissions, ongoing commissions and other payments to brokers, dealers, financial institutions or others who sell shares pursuant to Selling Agreements; (b) compensation to registered representatives or other employees of distributor who engage in or support distribution of the Fund's shares; (c) compensation to, and expenses (including overhead and telephone expenses) of the distributor; (d) the printing of prospectuses, statements of additional information and reports for other-than-existing shareholders; (e) the preparation, printing and distribution of sales literature and advertising materials provided to the Fund's shareholders and prospective shareholders; (f) receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information and shareholder reports; (g) the providing of facilities to answer questions from prospective investors about Fund shares; (h) complying with federal and state securities laws pertaining to the sale of Fund shares;
(i) assisting investors in completing application forms and selecting dividend and other account options; (j) the providing of other reasonable assistance in connection with the distribution of Fund shares; (k) the organizing and conducting of sales seminars and payments in the form of transactional and compensation or promotional incentives; (l) profit on the foregoing; (m) the payment of "service fees" for the provision of personal, continuing services to investors, as contemplated by the Rules of Fair Practice of the NASD; and (n) such other distribution and services activities as the Adviser determines may be paid for by the funds pursuant to the terms of the Plan and in accordance with Rule 12b-1 of the Investment Company Act.

                         INFORMATION ABOUT FUND SHARES

THE SHARES OF THE TRUST

The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. In addition, the Trust Agreement permits the Trustees to authorize multiple series. Shares of one non-diversified series have been authorized by the Trustees, which shares constitute the interests in the Fund.

Each share, when issued and paid for in accordance with the terms of the offering, is fully paid and non-assessable. Shares have no preemptive or subscription rights and are freely transferable. Each of the Fund's shares represents an interest in the assets of the Fund issuing the share and has identical voting, dividend, liquidation and other rights, and the same terms and conditions as any other shares except that if the Fund is authorized to issue additional series or classes (1) each dollar of net asset value per share is entitled to one vote, (2) the expenses related to a particular class, such as those related to the distribution of each class and the transfer agency expenses of each class are borne solely by each such class, and (3) each class of shares votes separately with respect to provisions of the Rule 12b-1 Distribution Plan, which pertains to a particular class, and other matters for which separate class voting is appropriate under applicable law. Each fractional share has the same rights, in proportion, as a full share. Shares do not have cumulative voting rights; therefore, the holders of more than 50% of the voting power of the Trust can elect all of the Trustees of the Trust.

Rule 18f-2 of the Investment Company Act, provides that any matter required to be submitted under the provisions of the Act or applicable state law or otherwise to the shareholders of the outstanding voting securities of an investment company, such as the Trust, will not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series affected by such matter. Rule 18f-2 further provides that a series shall be deemed to be affected by a matter unless it is clear that the interests of each series in the matter are identical, or that the matter does not affect any interest of such series. Rule 18f-2 exempts the selection of independent accountants and the election of Board members from the separate voting requirements of the Rule.

The Trust does not hold annual shareholder meetings, but does hold special shareholder meetings when the Board of Trustees believes it is necessary or when required by law. The Trust will hold a special meeting when requested in writing by the holders of at least 10% of the shares eligible to vote at a meeting. In addition, subject to certain conditions, shareholders of the Fund may apply to the Fund to communicate with other shareholders to request a shareholders' meeting to vote upon the removal of a Trustee or Trustees.

Under Delaware law, the shareholders of the Fund are not personally liable for the obligations of the Fund; a shareholder is entitled to the same limitation of personal liability extended to shareholders of corporations.

Upon 60 days' prior written notice to shareholders, the Fund may make redemption payments in whole or in part in securities or other property if the Trustees determine that existing conditions make cash payments undesirable.

VALUATION OF THE FUND'S SECURITIES

The Fund's net asset value per share ("NAV") is calculated as of the close of business of the New York Stock Exchange (the "Exchange"), usually at 4 p.m. Eastern time on each day the Exchange is open for business. The Exchange typically observes the following holidays: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Although the Fund expects the same holidays to be observed in the future, the Exchange may modify its holiday schedule at any time.

The Fund's NAV is calculated by adding the value of all portfolio securities and other assets, deducting liabilities and dividing the result by the number of shares outstanding. Expenses and interest earned on portfolio securities are accrued daily.

The portfolio securities of the Fund, except as otherwise noted, listed or traded on a domestic securities exchange, are valued at the last sale price on that exchange.

If no sale is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are priced at the mean of the latest bid and asked prices, or at the last sale price. When market quotations are not readily available, securities and other assets are valued at fair value as determined in accordance with procedures adopted by the Board of Trustees.

Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Trustees.

Debt securities maturing within 60 days of the valuation date may be valued at cost, plus or minus any amortized discount or premium, unless the trustees determine that this would not result in fair valuation of a given security.

Other assets and securities for which quotations are not readily available are valued in good faith at their fair value using methods approved by the Board of Trustees.

                                     TAXES

FEDERAL INCOME TAXES

The Fund intends to qualify annually as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). By so qualifying, the Fund itself will be exempt from federal income taxes to the extent that it distributes substantially all of its net investment income and net realized capital gains (if any) to shareholders. If the Fund fails to qualify as a regulated investment company, it will be liable for taxes, significantly reducing its distributions to shareholders and eliminating shareholders' ability to treat distributions of the Fund in the manner they were realized by the Fund.

If Fund shares are purchased through taxable accounts, distributions of net investment income and net short-term capital gains are taxable to you as ordinary income. The dividends from net income may qualify for the 70% dividends-received deduction for corporations to the extent that the Fund held shares receiving the dividend for more than 45 days, and (2) the dividends were not received from REITs.

Distributions from gains on assets held longer than 12 months are taxable as long-term gains regardless of the length of time you have held the shares. However, you should note that any loss realized upon the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distributions of long-term capital gains to you with respect to such shares.

If you have not complied with certain provisions of the Internal Revenue Code and regulations, either the Fund or your financial intermediary is required by federal law to withhold and remit 31% of reportable payments (which may include dividends, capital gains distributions and redemptions) to the IRS. Those regulations require you to certify that the Social Security number or tax identification number you provide is correct and that you are not subject to 31% withholding for previous under-reporting to the IRS.

You will be asked to make the appropriate certification on your application.

Redemption of shares of the Fund (including redemptions made in an exchange transaction) will be a taxable transaction for federal income tax purposes, and shareholders generally will recognize gain or loss in an amount equal to the difference between the basis of the shares and the amount received. If a loss is realized on the redemption of Fund shares, the reinvestment in additional Fund shares within 30 days before or after the redemption may be subject to the "wash sale" rules of the Code, resulting in a postponement of the recognition of such loss for federal income tax purposes.

STATE AND LOCAL TAXES

Distributions also may be subject to state and local taxes, even if all or a substantial part of such distributions are derived from interest on U.S. government obligations which, if you received them directly, would be exempt from state income tax. However, most but not all states allow this tax exemption to pass through to fund shareholders when the Fund pays distributions to its shareholders. You should consult your tax advisor about the tax status of such distributions in your own state.

TAXATION OF CERTAIN MORTGAGE REITS

The Fund may invest in REITs that hold residual interests in real estate mortgage investment conduits (REMICs). Under Treasury regulations that have not yet been issued, but may apply retroactively, a portion of the Fund's income from a REIT that is attributable to the REIT's residual interest in a REMIC (referred to in the Code as an "excess inclusion") will be subject to federal income tax in all events. These regulations are also expected to provide that excess inclusion income of a regulated investment company, such as the Fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by them with the same consequences as if these shareholders held the related REMIC residual interest directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions) and (ii) will constitute unrelated business taxable income to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on unrelated business income, thereby potentially requiring such an entity that is allocated excess inclusion income, and that otherwise might not be required to file a tax return, to file a tax return and pay tax on some income. In addition, if at any time during any taxable year a "disqualified organization" (as defined in the Code) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations.

                   HOW PERFORMANCE IN THE FUND IS CALCULATED

"Average annual total return," as defined by the SEC, is computed by finding the average annual compounded rates of return (over the one and five year periods and the period from initial public offering through the end of the Fund's most recent fiscal year) that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                 P(1+T)n = ERV

Where:    P         =    a hypothetical $1,000 initial investment
          T         =    average annual total return
          n         =    number of years
          ERV       =    ending redeemable value at the end of the applicable
                         period of the hypothetical $1,000 investment made at the beginning of the applicable period.

The computation assumes that all dividends and distributions are reinvested at the net asset value on the reinvestment dates and that a complete redemption occurs at the end of the applicable period.

The Fund's investment performance will vary depending upon market conditions, the composition of the Fund's portfolio and operating expenses of the Fund. These factors and possible differences in the methods and time periods used in calculating non-standardized investment performance should be considered when comparing the Fund's performance to those of other investment companies or investment vehicles. The risks associated with the Fund's investment objective, policies and techniques should also be considered. At any time in the future, investment performance may be higher or lower than past performance, and there can be no assurance that any performance will continue.

The Fund performance may be compared with the performance of other mutual funds tracked by mutual fund rating services or with other indices of market performance. This may include comparisons with funds that, unlike the Fund, are sold with a sales charge or deferred sales charge. Sources of economic data that may be used for such comparisons may include, but are not limited to: U.S. Treasury bill, note and bond yields, money market fund yields, U.S. government debt and percentage held by foreigners, the U.S. money supply, not free reserves, and yields on current-coupon GNMAs (source: Board of Governors of the Federal Reserve System); the federal funds and discount rates (source: Federal Reserve Bank of New York); yield curves for U.S. Treasury securities and AA/AAA-rated corporate securities (source: Bloomberg Financial Markets); yield curves for AAA-rated, tax-free municipal securities (source: Telerate); yield curves for foreign government securities (sources: Bloomberg Financial Markets and Data Resources, Inc.); total returns on foreign bonds (source: J.P. Morgan Securities Inc.); various U.S. and foreign government reports; the junk bond market (source: Data Resources, Inc.); the CRB Futures Index (source: Commodity Index Report); the price of gold (sources: London a.m./p.m. fixing and New York Comex Spot Price); rankings of any mutual fund or mutual fund category tracked by Lipper, Inc. or Morningstar, Inc.; mutual fund rankings published in major, nationally distributed periodicals; data provided by the Investment Company Institute; Ibbotson Associates, Stocks, Bonds, Bills, and Inflation; major indices of stock market performance; and indices and historical data supplied by major securities brokerage or investment advisory firms. The Fund also may utilize reprints from newspapers and magazines furnished by third parties to illustrate historical performance or to provide general information about the Fund.

PERMISSIBLE ADVERTISING INFORMATION

From time to time, the Fund may, in addition to any other permissible information, include the following types of information in advertisements, supplemental sales literature and reports to shareholders: (1) discussions of general economic or financial principles (such as the effects of compounding and the benefits of dollar-cost averaging); (2) discussions of general economic trends; (3) presentations of statistical data to supplement such discussions;
(4) descriptions of past or anticipated portfolio holdings for the Fund; (5) descriptions of investment strategies for the Fund; (6) descriptions or comparisons of various savings and investment products (including, but not limited to, qualified retirement plans and individual stocks and bonds), which may or may not include the Fund; (7) comparisons of investment products (including the Fund) with relevant market or industry indices or other appropriate benchmarks; (8) discussions of Fund rankings or ratings by recognized rating organizations; and (9) testimonials describing the experience of persons who have invested the Fund. The Fund also may include calculations, such as hypothetical compounding examples, which describe hypothetical investment results. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of the Fund.

                EXPLANATION OF FIXED-INCOME SECURITIES RATINGS

As described in the Prospectus, the Fund may invest in fixed-income securities. Those investments, however, are subject to certain credit quality restrictions, as noted in the Prospectus. The following is a summary of the rating categories referenced in the prospectus disclosure.

CORPORATE BOND RATINGS

--------------------------------------------------------------------------------------------------------
S&P            Moody's        Description
--------------------------------------------------------------------------------------------------------
AAA            Aaa            These are the highest ratings assigned by S&P and Moody's to a debt obligation and indicate an extremely strong capacity to pay interest and repay principal.
--------------------------------------------------------------------------------------------------------
AA             Aa             Debt rated in this category is considered to have a very strong capacity to pay interest and repay principal.  It differs from AAA/Aaa issues only in a small degree.
--------------------------------------------------------------------------------------------------------
A              A              Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
BBB        Baa            Debt rated BBB/Baa is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.
--------------------------------------------------------------------------------------------------------
BB         Ba             Debt rated BB/Ba has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing
                          uncertainties or exposure to adverse business, financial or Economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.
--------------------------------------------------------------------------------------------------------
B          B              Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments.
                          Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal.  The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB/Ba or BB-/Ba3 rating.
--------------------------------------------------------------------------------------------------------
CCC        Caa            Debt rated CCC/Caa has a currently identifiable vulnerability to default and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal.  In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal.  The CCC/Caa rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or
                          B-/B3 rating.
--------------------------------------------------------------------------------------------------------
CC         Ca             The rating CC/Ca typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC/Caa rating.
--------------------------------------------------------------------------------------------------------
C          C              The rating C typically is applied to debt subordinated to senior debt, which is assigned an actual or implied CCC-Caa3 debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.
--------------------------------------------------------------------------------------------------------
CI         -              The rating CI is reserved for income bonds on which no interest is being paid.
--------------------------------------------------------------------------------------------------------
D          D              Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.
--------------------------------------------------------------------------------------------------------

To provide more detailed indications of credit quality, the Standard & Poor's ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories. Similarly, Moody's adds numerical modifiers (1, 2, 3) to designate relative standing within its major bond rating categories. Fitch Investors Service, Inc. also rates bonds and uses a ratings system that is substantially similar to that used by Standard & Poor's.

COMMERCIAL PAPER RATINGS

-------------------------------------------------------------------------------------------------
S&P        Moody's        Description
-------------------------------------------------------------------------------------------------
A-1        Prime-1        This indicates that the degree of safety regarding timely payment is strong.  Standard & Poor's rates those issues determined
                          to possess extremely strong safety characteristics as A-1+.
-------------------------------------------------------------------------------------------------
A-2        Prime-2        Capacity for timely payment on commercial paper is satisfactory, but the relative degree of safety is not as high as for issues designated
                          A-1. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriated, may be more affected by external conditions. Ample alternate liquidity is maintained.
-------------------------------------------------------------------------------------------------
A-3        Prime-3        Satisfactory capacity for timely repayment.  Issues that carry this rating are somewhat more vulnerable to the adverse changes in circumstances than obligations carrying the higher designations.
-------------------------------------------------------------------------------------------------

NOTE RATINGS

S&P        Moody's        Description
-------------------------------------------------------------------------------------------------
SP-1       MIG-1; VMIG-1  Notes are of the highest quality enjoying strong protection from established cash flows of funds for their servicing or from established and Broad-based access to the market for refinancing, or both.
-------------------------------------------------------------------------------------------------
SP-2       MIG-2; VMIG-2  Notes are of high quality, with margins of protection ample, although not so large as in the preceding group.
-------------------------------------------------------------------------------------------------
SP-3       MIG-3; VMIG-3  Notes are of favorable quality, with all security elements accounted for, but lacking the undeniable strength of the preceding grades.
                          Market access for refinancing, in particular, is likely to be less well-established
-------------------------------------------------------------------------------------------------
SP-4       MIG-4; VMIG-4  Notes are of adequate quality, carrying specific risk but having and not distinctly or predominantly speculative.
-------------------------------------------------------------------------------------------------

                             FINANCIAL INFORMATION

INDEPENDENT AUDITORS' REPORT

Board of Trustees and Shareholders of RREEF Securities Trust

We have audited the accompanying statement of assets and liabilities of RREEF Securities Trust (the "Trust") as of November 24, 1999 and the statement of operations for the period from September 15, 1999 (date of inception) to November 24, 1999. These financial statements are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of RREEF Securities Trust at November 24, 1999, and the results of their operations for the period from September 15, 1999 (date of inception) to November 24, 1999 in conformity with generally accepted accounting principles.

Deloitte & Touche LLP

Chicago, Illinois

November 26, 1999

                            RREEF Securities Trust

                      Statement of Assets and Liabilities

                               November 24, 1999


                                    Assets

Cash                                                                    $100,010
Receivable from investment adviser                                        54,000
Prepaid initial registration expenses                                     20,940
                                                                        --------
Total Assets                                                             174,950
                                                                        --------


                          Liabilities and Net Assets

Payable to investment adviser                                             74,940
                                                                        --------
Total Liabilities                                                         74,940
                                                                        --------

Net Assets                                                              $100,010
                                                                        --------

Net Assets Consist of:
Capital shares outstanding, no par value, indefinite shares authorized    10,001
                                                                        ========
Net asset value, redemption price and offering price per share
     (net assets/shares outstanding)                                    $  10.00
                                                                        ========










-----------------------------
The accompanying Notes to the Financial Statements are an integral part of this statement.

                            RREEF Securities Trust

                            Statement of Operations

    For the Period From September 15, 1999 (inception) to November 24, 1999



Investment Income
Dividends                                                              -


Expenses
Organization expenses                                            $54,000
                                                                 -------
Total expenses before reimbursements                              54,000
Less: reimbursement of expenses by investment adviser            (54,000)
                                                                 -------
Net Investment Income                                            $     -
                                                                 =======


-----------------
The accompanying Notes to the Financial Statements are an integral part of this statement.

                            RREEF SECURITIES TRUST
                       NOTES TO THE FINANCIAL STATEMENTS
    FOR THE PERIOD FROM SEPTEMBER 15, 1999 (INCEPTION) TO NOVEMBER 24, 1999

Note 1 -- Organization and Registration

RREEF Securities Trust (the "Trust") was established on September 15, 1999, as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The RREEF RReal Estate Securities Fund (the "Fund") is a separate, non-diversified investment portfolio of the Trust. The Fund has had no operations other than those relating to organizational matters, including the sale of 10,001 shares of beneficial interest of the Fund to capitalize the Trust ("Original Shares"), which were sold to Kim G. Redding, Chairman of the Board, President, Chief Executive Officer and Trustee of the Fund and a Principal and a Member of RREEF America L.L.C (the "Adviser") and the Adviser on November 22, 1999 and November 24, 1999, respectively, for cash in the amount of $100,010.

Note 2 -- Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

     a.   Use of Estimates

          The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported changes in net assets during the reporting period. Actual results could differ from those estimates.

     b.   Organization and Prepaid Initial Registration Expenses

          Expenses incurred by the Trust in connection with the organization and the initial public offering of shares are expensed as incurred. These expenses were advanced by the Adviser, and the Adviser has agreed to voluntarily reimburse the Fund for these expenses. Prepaid initial registration expenses are deferred and amortized over the period of benefit (not to exceed twelve months).

     c.   Federal Income Taxes

          The Fund intends to qualify annually for treatment as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, and, if so qualified, will not be liable for federal income taxes to the extent earnings are distributed to shareholders on a timely basis.

Note 3 -- Investment Advisory and Other Agreements

The Trust has entered into an investment advisory agreement with the Adviser. As compensation for its services to the Fund, the Adviser receives an investment advisory fee at an annual rate of 1.00% of the average daily net assets of the Fund, which is accrued daily and paid monthly.

The Trust has entered into an administration and fund accounting agreement and transfer agent agreement with Sunstone Financial Group, Inc. The administration services agreement provides for an annual fee which decreases as the assets of the Fund reach certain levels, subject to a minimum annual fee, plus out-of-pocket expenses. The transfer agent agreement provides for an annual base fee per shareholder account, with a minimum annual fee, as well as certain fees related to set-up costs, processing and out-of-pocket expenses. The Adviser has agreed to pay the administration, fund accounting and transfer agent fees out of its 1% investment advisory fee.

                            RREEF SECURITIES TRUST
                 NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
    FOR THE PERIOD FROM SEPTEMBER 15, 1999 (INCEPTION) TO NOVEMBER 24, 1999

Note 3 -- Investment Advisory and Other Agreements (continued)

The Trust has entered into a distribution agreement with Sunstone Distribution Services, LLC (the "Distributor"). Under the Distribution Agreement, the Distributor will offer shares of the Fund on a continuous basis and may engage in advertising and solicitation activities in connection therewith.

Note 4 -- Capital Stock

The Trust is authorized to issue an unlimited number of shares with no par value. A total of 10,001 shares were initially sold to Kim G. Redding and RREEF America L.L.C to capitalize the Trust.

                        MORE INFORMATION ABOUT THE FUND

For more information about the RREEF RReal Estate Securities Fund, request a free copy of the Statement of Additional Information or any existing Annual and Semi-Annual Reports. The Statement of Additional Information provides more detailed information about the Fund and its operations, investment restrictions, policies and practices. Annual and Semi-Annual Reports to shareholders which discuss the market conditions and investment strategies that significantly affect the Fund's performance and provide additional information about the Fund's investments.

The Fund's Statement of Additional Information has been filed electronically with the Securities and Exchange Commission (the "SEC") and is incorporated by reference into this Prospectus.

YOU MAY REQUEST THESE DOCUMENTS

1 By Telephone. Call the Fund toll-free at 1-888-897-8480, Monday through Friday, 7 a.m. to 7 p.m. Central Time. You may also call this number for shareholder inquiries.

2    Via the Internet. Visit the SEC Web site at www.sec.gov.
                                                 -----------
3 From the SEC. You may obtain copies of the documents highlighted above, for a duplicating fee, by writing the SEC's Public Reference Room, Washington DC, 20549-6009. For more information call 1-800-SEC-0330.

4    By Mail. Specify the document you are requesting when writing to us:

     RREEF RReal Estate Securities Fund
     c/o Sunstone Financial Group, Inc.
     P.O. Box 1147
     Milwaukee, Wisconsin 53201-1147


Distributed by Sunstone Distributing Services, LLC.

                            RREEF SECURITIES TRUST

                      RREEF RREAL ESTATE SECURITIES FUND


PART C.   OTHER INFORMATION
          -----------------

Item 23.  EXHIBITS
--------  --------

               (a) Declaration of Trust, incorporated by reference to the Company's Registration Statement on Form N-1A as filed on September 21, 1999.

               (b) By-Laws, incorporated by reference to the Company's Registration Statement on Form N-1A as filed on September 21, 1999.

               (c)  Not Applicable.

               (d) Form of Investment Management Agreement, incorporated by reference to the Company's Registration Statement on Form N-1A as filed on September 21, 1999.

               (e) Form of Distribution Agreement, incorporated by reference to Company's Registration Statement on Form N-1A as filed on September 21, 1999.

               (f)  Not Applicable.

               (g) Form of Custody Agreement, incorporated by reference to the Company's Registration Statement on Form N-1A as filed on September 21, 1999.

               (h) (i) Form of Administration and Fund Accounting Agreement, incorporated by reference to the Company's Registration Statement on Form N-1A as filed on September 21, 1999.

                    (ii) Form of Transfer Agency Agreement, incorporated by
                         reference to Company's Registration Statement on Form N-1A as filed on September 21, 1999.

               (i) Opinion and Consent of D'Ancona & Pflaum LLC as to legality of shares being registered.

               (j)  Consent of Independent Auditors.

               (k)  Not Applicable.

               (l)  Not Applicable.

               (m) Form of Rule 12b-1 Distribution Plan, incorporated by reference to the Company's Registration Statement on Form N-1A as filed on September 21, 1999.

               (n)  Not Applicable.

               (o)  Not Applicable.

               (p)  Powers of Attorney.

                                  SIGNATURES

     Pursuant to the requirements of the Securities Act and the Investment Company Act, the Fund has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Chicago, and State of Illinois on the 30th day of November, 1999.

     RREEF SECURITIES TRUST

     By: /s/ Kim G. Redding
         -----------------------------
         Kim G. Redding, Trustee


Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities and on the 30th day of November, 1999.

Name                       Title                            Date

/s/ Kim G. Redding         Chairman of the Board,
----------------------     President, Chief Executive
Kim G. Redding             Officer and Trustee

/s/ Paula M. Ferkull       Secretary Treasurer, Principal
----------------------     Financial and Principal
    Paula M. Ferkull       Accounting Officer

/s/ Peter J. Broccolo*     Vice President and Trustee
----------------------
    Peter J. Broccolo

/s/ Nicholas C. Babson*    Trustee
----------------------
    Nicholas C. Babson

/s/ Richard W. Burke*      Trustee
----------------------
    Richard W. Burke

/s/ Robert L. Stovall*     Trustee
----------------------
    Robert L. Stovall

*By: /s/ Kim G. Redding
     --------------------------
         Kim G. Redding
     Pursuant to Power of Attorney